UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 90.2%
Aerospace - 1.8%
BE Aerospace, Inc., 8.5%, 2018		$1,305,000	$1,425,688
Bombardier, Inc., 7.5%, 2018 (n)		4,875,000	5,313,750
Bombardier, Inc., 7.75%, 2020 (n)		1,570,000	1,727,000
CPI International, Inc., 8%, 2018		3,135,000	2,774,475
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		3,398,000	1,223,280
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,885,000	2,034,454
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$3,105,000	3,143,813

			$17,642,460
Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016		$1,155,000	$1,247,400
Hanesbrands, Inc., 6.375%, 2020		1,660,000	1,676,600
Phillips-Van Heusen Corp., 7.375%, 2020		3,840,000	4,166,400

			$7,090,400
Asset-Backed & Securitized - 0.7%
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2049		$2,948,120	$1,122,532
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,177,949	23,559
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.72%, 2050 (z)		630,177	12,604
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.92%, 2050 (z)		1,960,417	39,208
Falcon Franchise Loan LLC, FRN, 3.576%, 2025 (i)(z)		5,369,395	388,207
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		2,000,000	1,091,800
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		2,319,895	2,169,102
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.059%, 2051		2,285,000	1,005,295
LB Commercial Conduit Mortgage Trust, FRN, 0.887%, 2030 (i)		8,850,328	165,979
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039 (i)(z)		12,455,315	280,245
Wachovia Bank Commercial Mortgage Trust, FRN, 5.746%, 2047		1,738,692	295,578

			$6,594,109
Automotive - 2.8%
Accuride Corp., 9.5%, 2018		$3,300,000	$3,225,750
Allison Transmission, Inc., 7.125%, 2019 (n)		2,645,000	2,565,650
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)		2,200,000	2,013,000
Ford Motor Co., 7.45%, 2031		3,200,000	3,808,000
Ford Motor Credit Co. LLC, 8%, 2014		1,965,000	2,160,824
Ford Motor Credit Co. LLC, 12%, 2015		5,423,000	6,806,532
General Motors Financial Co., Inc., 6.75%, 2018 (n)		2,110,000	2,129,313
Jaguar Land Rover PLC, 7.75%, 2018 (n)		575,000	569,250
Jaguar Land Rover PLC, 8.125%, 2021 (n)		3,150,000	3,102,750
Lear Corp., 8.125%, 2020		1,095,000	1,199,025

			$27,580,094
Basic Industry - 0.4%
Trimas Corp., 9.75%, 2017		$3,435,000	$3,675,450

Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018		$2,440,000	$2,452,200
AMC Networks, Inc., 7.75%, 2021 (n)		1,941,000	2,105,985
Clear Channel Communications, Inc., 9%, 2021		2,092,000	1,861,880
EH Holding Corp., 7.625%, 2021 (n)		1,920,000	1,987,200
Gray Television, Inc., 10.5%, 2015		795,000	751,275
Inmarsat Finance PLC, 7.375%, 2017 (n)		3,620,000	3,873,400
Intelsat Bermuda Ltd., 11.25%, 2017		3,945,000	3,915,413

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Jackson Holdings Ltd., 9.5%, 2016		$5,420,000	$5,657,125
Intelsat Jackson Holdings Ltd., 11.25%, 2016		3,360,000	3,544,800
LBI Media, Inc., 8.5%, 2017 (z)		1,450,000	949,750
Liberty Media Corp., 8.5%, 2029		3,550,000	3,443,500
Local TV Finance LLC, 9.25%, 2015 (p)(z)		4,266,123	3,967,494
Newport Television LLC, 13%, 2017 (n)(p)		1,302,052	1,174,017
Nexstar Broadcasting Group, Inc., 8.875%, 2017		1,340,000	1,360,100
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		1,540,000	1,678,600
Sinclair Broadcast Group, Inc., 8.375%, 2018		430,000	442,900
SIRIUS XM Radio, Inc., 13%, 2013 (n)		950,000	1,080,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		2,805,000	3,106,538
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		2,705,000	2,914,638
Univision Communications, Inc., 6.875%, 2019 (n)		1,785,000	1,740,375
Univision Communications, Inc., 7.875%, 2020 (n)		2,280,000	2,302,800
Univision Communications, Inc., 8.5%, 2021 (n)		2,090,000	1,881,000

			$52,191,615
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015		$1,620,000	$1,646,325
E*TRADE Financial Corp., 12.5%, 2017		3,335,000	3,843,588

			$5,489,913
Building - 1.9%
Associated Materials LLC, 9.125%, 2017		$800,000	$728,000
Building Materials Holding Corp., 6.875%, 2018 (n)		2,125,000	2,210,000
Building Materials Holding Corp., 7%, 2020 (n)		1,150,000	1,219,000
Building Materials Holding Corp., 6.75%, 2021 (n)		1,235,000	1,281,313
CEMEX Espana S.A., 9.25%, 2020		5,905,000	4,679,713
Masonite International Corp., 8.25%, 2021 (n)		1,670,000	1,649,125
Nortek, Inc., 10%, 2018 (n)		795,000	779,100
Nortek, Inc., 8.5%, 2021 (n)		2,950,000	2,618,125
Owens Corning, 9%, 2019		2,145,000	2,537,179
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)		1,345,000	1,365,175

			$19,066,730
Business Services - 1.3%
Ceridian Corp., 12.25%, 2015 (p)		$1,535,000	$1,304,750
iGate Corp., 9%, 2016 (n)		2,833,000	2,818,835
Interactive Data Corp., 10.25%, 2018		2,710,000	2,913,250
Iron Mountain, Inc., 8.375%, 2021		2,240,000	2,346,400
SunGard Data Systems, Inc., 10.25%, 2015		1,798,000	1,865,425
SunGard Data Systems, Inc., 7.375%, 2018		1,255,000	1,283,238

			$12,531,898
Cable TV - 3.9%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$675,000	$698,625
Cablevision Systems Corp., 8.625%, 2017		1,955,000	2,121,175
Cablevision Systems Corp., 8%, 2020		1,085,000	1,144,675
CCH II LLC, 13.5%, 2016		2,925,000	3,371,063
CCO Holdings LLC, 7.875%, 2018		2,885,000	3,072,525
CCO Holdings LLC, 8.125%, 2020		5,765,000	6,240,613
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,745,150
CSC Holdings LLC, 8.5%, 2014		1,715,000	1,882,213
EchoStar Corp., 7.125%, 2016		2,585,000	2,746,563
Insight Communications Co., Inc., 9.375%, 2018 (n)		2,430,000	2,758,050
Mediacom LLC, 9.125%, 2019		2,410,000	2,536,525
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	775,000	1,029,473

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
UPCB Finance III Ltd., 6.625%, 2020 (n)		$4,203,000	$4,181,985
Virgin Media Finance PLC, 9.5%, 2016		1,900,000	2,118,500
Virgin Media Finance PLC, 8.375%, 2019		1,295,000	1,440,688
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,365,000	1,926,526

			$39,014,349
Chemicals - 3.3%
Celanese U.S. Holdings LLC, 6.625%, 2018		$2,955,000	$3,191,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		4,610,000	4,552,375
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		675,000	588,938
Huntsman International LLC, 8.625%, 2021		3,305,000	3,395,888
Lyondell Chemical Co., 8%, 2017		1,240,000	1,395,000
Lyondell Chemical Co., 11%, 2018		6,949,137	7,739,601
Momentive Performance Materials, Inc., 12.5%, 2014		3,765,000	3,990,900
Momentive Performance Materials, Inc., 11.5%, 2016		2,558,000	2,148,720
Nalco Co., 8.25%, 2017		810,000	899,100
Polypore International, Inc., 7.5%, 2017		2,715,000	2,769,300
Solutia, Inc., 7.875%, 2020		2,325,000	2,487,750

			$33,158,972
Computer Software - 0.5%
Lawson Software, Inc., 11.5%, 2018 (n)		$2,585,000	$2,481,600
Syniverse Holdings, Inc., 9.125%, 2019		2,605,000	2,709,200

			$5,190,800
Computer Software - Systems - 1.1%
Audatex North America, Inc., 6.75%, 2018 (n)		$1,745,000	$1,771,175
CDW LLC, 8.5%, 2019 (n)		3,990,000	3,870,300
CDW LLC/CDW Finance Corp., 12.535%, 2017		830,000	796,800
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		2,930,000	3,135,100
Eagle Parent, Inc., 8.625%, 2019 (n)		1,595,000	1,491,325

			$11,064,700
Conglomerates - 1.5%
Amsted Industries, Inc., 8.125%, 2018 (n)		$4,115,000	$4,341,325
Dynacast International LLC, 9.25%, 2019 (z)		2,295,000	2,111,400
Griffon Corp., 7.125%, 2018		4,075,000	3,881,438
Pinafore LLC, 9.25%, 2018 (n)		4,464,000	4,865,760

			$15,199,923
Consumer Products - 1.3%
Easton-Bell Sports, Inc., 9.75%, 2016		$2,295,000	$2,458,519
Elizabeth Arden, Inc., 7.375%, 2021		2,366,000	2,395,575
Jarden Corp., 7.5%, 2020		3,195,000	3,418,650
Libbey Glass, Inc., 10%, 2015		2,043,000	2,175,795
Visant Corp., 10%, 2017		2,865,000	2,779,050

			$13,227,589
Consumer Services - 0.9%
Realogy Corp., 11.5%, 2017		$2,660,000	$2,154,600
Service Corp. International, 6.75%, 2015		930,000	990,450
Service Corp. International, 7%, 2017		5,080,000	5,461,000
Service Corp. International, 7%, 2019		115,000	120,750

			$8,726,800
Containers - 1.6%
Exopack Holding Corp., 10%, 2018 (z)		$1,535,000	$1,504,300
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		1,730,000	1,753,788

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Greif, Inc., 6.75%, 2017	$3,415,000	$3,585,750
Greif, Inc., 7.75%, 2019	540,000	580,500
Packaging Dynamics Corp., 8.75%, 2016 (z)	1,040,000	1,055,600
Reynolds Group, 8.75%, 2016 (n)	1,415,000	1,487,519
Reynolds Group, 7.125%, 2019 (n)	2,925,000	2,983,500
Reynolds Group, 8.25%, 2021 (n)	1,995,000	1,830,413
Sealed Air Corp., 8.125%, 2019 (z)	530,000	575,050
Sealed Air Corp., 8.375%, 2021 (z)	530,000	573,725

		$15,930,145
Defense Electronics - 0.6%
Ducommun, Inc., 9.75%, 2018 (n)	$2,626,000	$2,704,780
ManTech International Corp., 7.25%, 2018	2,290,000	2,381,600
MOOG, Inc., 7.25%, 2018	1,365,000	1,419,600

		$6,505,980
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$1,075,000	$951,375

Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$3,995,000	$4,324,588
Freescale Semiconductor, Inc., 8.05%, 2020	1,300,000	1,244,750
NXP B.V., 9.75%, 2018 (n)	280,000	308,000
Sensata Technologies B.V., 6.5%, 2019 (n)	2,935,000	2,935,000

		$8,812,338
Energy - Independent - 8.6%
ATP Oil & Gas Corp., 11.875%, 2015	$1,865,000	$1,547,950
Bill Barrett Corp., 9.875%, 2016	3,007,000	3,322,735
Bill Barrett Corp., 7.625%, 2019	775,000	819,563
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,170,000	1,187,550
Chaparral Energy, Inc., 8.875%, 2017	4,590,000	4,727,700
Chesapeake Energy Corp., 6.875%, 2020	1,350,000	1,481,625
Concho Resources, Inc., 8.625%, 2017	1,700,000	1,853,000
Concho Resources, Inc., 6.5%, 2022	3,690,000	3,874,500
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	1,805,000	1,317,650
Continental Resources, Inc., 8.25%, 2019	2,635,000	2,911,675
Denbury Resources, Inc., 8.25%, 2020	4,060,000	4,486,300
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,455,000	4,744,575
EXCO Resources, Inc., 7.5%, 2018	4,085,000	4,044,150
Harvest Operations Corp., 6.875%, 2017 (n)	4,585,000	4,734,013
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	1,085,000	1,166,375
Laredo Petroleum, Inc., 9.5%, 2019 (z)	1,955,000	2,072,300
LINN Energy LLC, 6.5%, 2019 (n)	1,245,000	1,251,225
LINN Energy LLC, 8.625%, 2020	925,000	1,019,813
LINN Energy LLC, 7.75%, 2021	2,021,000	2,157,418
Newfield Exploration Co., 6.625%, 2014	1,180,000	1,191,800
Newfield Exploration Co., 6.625%, 2016	2,465,000	2,535,869
Newfield Exploration Co., 6.875%, 2020	2,000,000	2,145,000
Oasis Petroleum, Inc., 6.5%, 2021	775,000	778,875
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	4,537,000	4,491,630
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	5,720,000	3,718,000
Pioneer Natural Resources Co., 6.875%, 2018	1,315,000	1,421,932
Pioneer Natural Resources Co., 7.5%, 2020	2,025,000	2,292,764
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,378,400
Quicksilver Resources, Inc., 9.125%, 2019	2,655,000	2,827,575
Range Resources Corp., 8%, 2019	2,910,000	3,244,650

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
SandRidge Energy, Inc., 8%, 2018 (n)		$5,650,000	$5,650,000
Whiting Petroleum Corp., 6.5%, 2018		1,565,000	1,631,513

			$86,028,125
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)		$2,330,000	$2,201,850

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$2,575,000	$2,723,063
AMC Entertainment, Inc., 9.75%, 2020		2,060,000	1,998,200
Cinemark USA, Inc., 8.625%, 2019		2,155,000	2,338,175
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		1,290,000	1,357,725

			$8,417,163
Financial Institutions - 4.5%
CIT Group, Inc., 5.25%, 2014 (n)		$3,940,000	$3,920,300
CIT Group, Inc., 7%, 2017		15,765,000	15,765,000
CIT Group, Inc., 6.625%, 2018 (n)		3,259,000	3,405,655
Credit Acceptance Corp., 9.125%, 2017		1,955,000	2,028,313
GMAC, Inc., 8%, 2031		540,000	538,650
International Lease Finance Corp., 8.75%, 2017		3,710,000	3,910,340
International Lease Finance Corp., 7.125%, 2018 (n)		2,866,000	2,959,145
International Lease Finance Corp., 8.25%, 2020		755,000	781,425
Nationstar Mortgage LLC, 10.875%, 2015		4,950,000	5,024,250
SLM Corp., 8.45%, 2018		1,305,000	1,383,300
SLM Corp., 8%, 2020		3,265,000	3,395,600
Springleaf Finance Corp., 6.9%, 2017		1,865,000	1,422,063

			$44,534,041
Food & Beverages - 1.4%
ARAMARK Corp., 8.5%, 2015		$2,151,000	$2,231,663
B&G Foods, Inc., 7.625%, 2018		1,940,000	2,056,400
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,542,188
Pinnacle Foods Finance LLC, 9.25%, 2015		3,580,000	3,705,300
Pinnacle Foods Finance LLC, 10.625%, 2017		1,050,000	1,086,750
Pinnacle Foods Finance LLC, 8.25%, 2017		780,000	791,700
TreeHouse Foods, Inc., 7.75%, 2018		2,200,000	2,365,000

			$13,779,001
Forest & Paper Products - 1.6%
Boise, Inc., 8%, 2020		$2,770,000	$2,915,425
Cascades, Inc., 7.75%, 2017		1,870,000	1,832,600
Georgia-Pacific Corp., 8%, 2024		2,530,000	3,333,035
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	1,968,800
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		595,000	452,200
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,736,405
Tembec Industries, Inc., 11.25%, 2018		$2,195,000	2,260,850
Xerium Technologies, Inc., 8.875%, 2018 (z)		1,170,000	994,500

			$16,493,815
Gaming & Lodging - 4.2%
American Casinos, Inc., 7.5%, 2021 (n)		$1,655,000	$1,696,375
Boyd Gaming Corp., 7.125%, 2016		3,405,000	3,047,475
FelCor Escrow Holdings LLC, 6.75%, 2019 (z)		815,000	751,838
Firekeepers Development Authority, 13.875%, 2015 (n)		2,420,000	2,758,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	4,125
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,389,825
Harrah’s Operating Co., Inc., 11.25%, 2017		5,170,000	5,531,900

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 10%, 2018		$1,136,000	$856,260
Harrah’s Operating Co., Inc., 10%, 2018		571,000	411,120
Host Hotels & Resorts, Inc., 6.75%, 2016		2,685,000	2,778,975
MGM Mirage, 10.375%, 2014		1,435,000	1,600,025
MGM Mirage, 7.5%, 2016		555,000	527,250
MGM Resorts International, 11.375%, 2018		3,485,000	3,789,938
MGM Resorts International, 9%, 2020		2,645,000	2,922,725
Penn National Gaming, Inc., 8.75%, 2019		4,595,000	4,962,600
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		2,025,000	2,065,500
Wyndham Worldwide Corp., 7.375%, 2020		2,675,000	3,010,985
Wynn Las Vegas LLC, 7.75%, 2020		3,225,000	3,547,500

			$41,653,216
Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016		$1,925,000	$2,006,813
Dematic S.A., 8.75%, 2016 (z)		2,560,000	2,521,600
Hillman Group, Inc., 10.875%, 2018 (z)		1,545,000	1,587,488
Hyva Global B.V., 8.625%, 2016 (n)		1,989,000	1,790,100
Mueller Water Products, Inc., 7.375%, 2017		673,000	592,240
Mueller Water Products, Inc., 8.75%, 2020		2,440,000	2,598,600

			$11,096,841
Insurance - 0.7%
ING Capital Funding Trust III, FRN, 3.969%, 2049		$2,455,000	$2,079,935
ING Groep N.V., 5.775% to 2015, FRN to 2049		4,525,000	3,586,063
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,300,000	1,521,000

			$7,186,998
Insurance - Property & Casualty - 1.0%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$3,430,000	$4,167,450
USI Holdings Corp., 9.75%, 2015 (z)		2,155,000	2,052,638
XL Group PLC, 6.5% to 2017, FRN to 2049		4,025,000	3,381,000

			$9,601,088
International Market Sovereign - 0.2%
Republic of Italy, 5%, 2040	EUR	1,525,000	$1,659,627

Machinery & Tools - 1.1%
Case Corp., 7.25%, 2016		$1,390,000	$1,494,250
Case New Holland, Inc., 7.875%, 2017		5,625,000	6,342,188
Rental Service Corp., 9.5%, 2014		555,000	567,488
RSC Equipment Rental, Inc., 8.25%, 2021		2,435,000	2,471,525

			$10,875,451
Major Banks - 0.4%
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		$1,370,000	$959,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		4,605,000	3,235,013

			$4,194,013
Medical & Health Technology & Services - 5.6%
Beagle Acquisition Corp., 11%, 2019 (z)		$655,000	$681,200
Biomet, Inc., 10%, 2017		2,880,000	3,110,400
Biomet, Inc., 10.375%, 2017 (p)		900,000	972,000
Biomet, Inc., 11.625%, 2017		1,305,000	1,422,450
CDRT Merger Sub, Inc., 8.125%, 2019 (n)		1,010,000	1,010,000
Davita, Inc., 6.375%, 2018		4,130,000	4,171,300
Davita, Inc., 6.625%, 2020		1,270,000	1,279,525
Examworks Group, Inc., 9%, 2019 (z)		1,395,000	1,342,688

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$2,540,000	$2,870,200
HCA, Inc., 8.5%, 2019	7,955,000	8,750,500
HCA, Inc., 7.5%, 2022	2,910,000	2,968,200
HealthSouth Corp., 8.125%, 2020	4,310,000	4,374,650
Teleflex, Inc., 6.875%, 2019	2,645,000	2,737,575
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	1,926,838
United Surgical Partners International, Inc., 8.875%, 2017	1,570,000	1,603,363
United Surgical Partners International, Inc., 9.25%, 2017 (p)	2,055,000	2,106,375
Universal Health Services, Inc., 7%, 2018	2,130,000	2,209,875
Universal Hospital Services, Inc., 8.5%, 2015 (p)	4,225,000	4,351,750
Universal Hospital Services, Inc., FRN, 3.778%, 2015	1,015,000	938,875
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,585
Vanguard Health Systems, Inc., 8%, 2018	4,940,000	5,051,150
VWR Funding, Inc., 10.25%, 2015 (p)	2,271,063	2,373,260

		$56,256,759
Metals & Mining - 2.4%
AK Steel Corp., 7.625%, 2020	$2,520,000	$2,356,200
Arch Coal, Inc., 7%, 2019 (n)	2,695,000	2,789,325
Arch Coal, Inc., 7.25%, 2020	1,275,000	1,322,813
Cloud Peak Energy, Inc., 8.25%, 2017	4,695,000	5,023,650
Cloud Peak Energy, Inc., 8.5%, 2019	3,595,000	3,846,650
Consol Energy, Inc., 8%, 2017	1,985,000	2,173,575
Consol Energy, Inc., 8.25%, 2020	1,330,000	1,456,350
Fortescue Metals Group Ltd., 6.875%, 2018 (z)	830,000	796,800
Fortescue Metals Group Ltd., 8.25%, 2019 (z)	1,860,000	1,878,600
Novelis, Inc., 8.375%, 2017	1,530,000	1,652,400
Novelis, Inc., 8.75%, 2020	745,000	812,050

		$24,108,413
Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.75%, 2018	$2,155,000	$2,262,750
Crosstex Energy, Inc., 8.875%, 2018	3,850,000	4,081,000
El Paso Corp., 7%, 2017	3,790,000	4,244,800
El Paso Corp., 7.75%, 2032	4,425,000	5,099,813
Energy Transfer Equity LP, 7.5%, 2020	3,590,000	3,877,200
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,781,235
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,078,410

		$22,425,208
Network & Telecom - 2.4%
CenturyLink, Inc., 7.6%, 2039	$909,000	$900,461
Cincinnati Bell, Inc., 8.25%, 2017	850,000	856,375
Cincinnati Bell, Inc., 8.75%, 2018	4,185,000	4,017,600
Citizens Communications Co., 9%, 2031	1,795,000	1,759,100
Frontier Communications Corp., 8.25%, 2017	760,000	811,300
Frontier Communications Corp., 8.125%, 2018	3,785,000	4,040,488
Frontier Communications Corp., 8.5%, 2020	1,095,000	1,166,175
Qwest Communications International, Inc., 7.125%, 2018 (n)	3,990,000	4,079,775
Windstream Corp., 8.125%, 2018	570,000	609,900
Windstream Corp., 7.75%, 2020	3,965,000	4,143,425
Windstream Corp., 7.75%, 2021	1,215,000	1,266,638

		$23,651,237
Oil Services - 1.0%
Chesapeake Energy Corp., 6.625%, 2019 (z)	$1,035,000	$1,063,463
Edgen Murray Corp., 12.25%, 2015	1,675,000	1,582,875

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - continued
Expro Finance Luxembourg, 8.5%, 2016 (n)		$1,895,000	$1,828,675
McJunkin Red Man Holding Corp., 9.5%, 2016		1,605,000	1,637,100
Pioneer Drilling Co., 9.875%, 2018		3,685,000	3,832,400
Unit Corp., 6.625%, 2021		555,000	543,900

			$10,488,413
Oils - 0.2%
Petroplus Holdings AG, 9.375%, 2019 (n)		$2,085,000	$1,647,150

Other Banks & Diversified Financials - 1.4%
Capital One Financial Corp., 10.25%, 2039		$3,515,000	$3,638,025
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		1,905,000	1,770,297
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		2,620,000	2,253,200
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,281,000	5,966,950

			$13,628,472
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$1,933,582

Pollution Control - 0.3%
WCA Waste Corp., 7.5%, 2019 (n)		$2,790,000	$2,706,300

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$261,755
Nielsen Finance LLC, 11.5%, 2016		1,311,000	1,504,373
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,042,900

			$4,809,028
Railroad & Shipping - 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$1,295,000	$1,346,800
Kansas City Southern Railway, 8%, 2015		640,000	681,600

			$2,028,400
Real Estate - 1.0%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,680,000	$1,944,600
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		1,300,000	1,170,000
Entertainment Properties Trust, REIT, 7.75%, 2020		3,050,000	3,202,500
Kennedy Wilson, Inc., 8.75%, 2019 (n)		1,670,000	1,636,600
MPT Operating Partnership, 6.875%, 2021 (n)		1,770,000	1,761,150

			$9,714,850
Retailers - 3.0%
Academy Ltd., 9.25%, 2019 (z)		$1,465,000	$1,472,325
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)		2,565,000	2,539,350
J. Crew Group, Inc., 8.125%, 2019		2,065,000	1,982,400
Limited Brands, Inc., 6.9%, 2017		1,960,000	2,092,300
Limited Brands, Inc., 7%, 2020		1,520,000	1,618,800
Limited Brands, Inc., 6.95%, 2033		1,080,000	993,600
Neiman Marcus Group, Inc., 10.375%, 2015		3,675,000	3,822,000
QVC, Inc., 7.375%, 2020 (n)		1,995,000	2,174,550
Rite Aid Corp., 9.375%, 2015		2,425,000	2,279,500
Sally Beauty Holdings, Inc., 10.5%, 2016		2,950,000	3,108,563
Toys “R” Us Property Co. II LLC, 8.5%, 2017		466,000	492,213
Toys “R” Us, Inc., 10.75%, 2017		4,665,000	5,178,150
Yankee Aquisition Corp., 8.5%, 2015		685,000	698,700
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)		1,260,000	1,159,200

			$29,611,651

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$1,920,000	$2,001,619
Michaels Stores, Inc., 7.75%, 2018	2,050,000	2,080,750

		$4,082,369
Telecommunications - Wireless - 4.2%
Clearwire Corp., 12%, 2015 (n)	$4,660,000	$3,984,300
Cricket Communications, Inc., 7.75%, 2016	2,040,000	2,116,500
Cricket Communications, Inc., 7.75%, 2020	1,310,000	1,120,050
Crown Castle International Corp., 9%, 2015	2,705,000	2,948,450
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,784,650
Digicel Group Ltd., 12%, 2014 (n)	560,000	632,800
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,111,000
Digicel Group Ltd., 10.5%, 2018 (n)	2,540,000	2,616,200
MetroPCS Wireless, Inc., 7.875%, 2018	1,585,000	1,612,738
MetroPCS Wireless, Inc., 6.625%, 2020	660,000	620,400
NII Holdings, Inc., 10%, 2016	2,645,000	2,975,625
NII Holdings, Inc., 8.875%, 2019	1,545,000	1,622,250
NII Holdings, Inc., 7.625%, 2021	1,205,000	1,241,150
Sprint Capital Corp., 6.875%, 2028	2,280,000	1,664,400
Sprint Nextel Corp., 6%, 2016	1,220,000	1,061,400
Sprint Nextel Corp., 8.375%, 2017	2,611,000	2,402,120
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	4,835,000	4,786,650
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	2,485,000	2,398,025

		$41,698,708
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,289,600
Level 3 Financing, Inc., 9.375%, 2019	1,950,000	2,037,750

		$3,327,350
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$1,312,000	$1,157,840

Transportation - Services - 2.6%
ACL I Corp., 11.375%, 2016 (n)(p)	$2,488,940	$1,898,698
AE Escrow Corp., 9.75%, 2020 (z)	1,130,000	1,175,200
Aguila American Resources Ltd., 7.875%, 2018 (n)	1,640,000	1,607,200
American Petroleum Tankers LLC, 10.25%, 2015	2,289,000	2,351,948
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019	1,634,983	1,520,534
Commercial Barge Line Co., 12.5%, 2017	5,900,000	6,349,875
Hertz Corp., 7.5%, 2018	1,905,000	1,985,963
Hertz Corp., 7.375%, 2021	1,200,000	1,233,000
Navios Maritime Acquisition Corp., 8.625%, 2017	3,385,000	2,623,375
Navios Maritime Holdings, Inc., 8.875%, 2017	2,040,000	1,953,300
Swift Services Holdings, Inc., 10%, 2018	2,835,000	2,934,225

		$25,633,318
Utilities - Electric Power - 5.4%
AES Corp., 8%, 2017	$2,810,000	$3,083,975
Atlantic Power Corp., 9%, 2018 (z)	1,125,000	1,119,375
Calpine Corp., 8%, 2016 (n)	2,690,000	2,864,850
Calpine Corp., 7.875%, 2020 (n)	4,068,000	4,362,930
Covanta Holding Corp., 7.25%, 2020	2,905,000	3,014,338
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	2,085,000	2,236,163
Dynegy Holdings, Inc., 7.5%, 2015 (d)	2,065,000	1,430,013
Dynegy Holdings, Inc., 7.75%, 2019 (d)	2,235,000	1,452,750
Edison Mission Energy, 7%, 2017	2,780,000	1,946,000

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
EDP Finance B.V., 6%, 2018 (n)	$3,480,000	$3,120,961
Enel Finance International S.A., 6%, 2039 (n)	1,024,000	942,254
Energy Future Holdings Corp., 10%, 2020	3,385,000	3,537,325
Energy Future Holdings Corp., 10%, 2020	8,650,000	9,082,500
GenOn Energy, Inc., 9.5%, 2018	970,000	1,023,350
GenOn Energy, Inc., 9.875%, 2020	5,390,000	5,686,450
NRG Energy, Inc., 7.375%, 2017	1,580,000	1,645,175
NRG Energy, Inc., 8.25%, 2020	6,220,000	6,437,700
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	1,156,700

		$54,142,809
Total Bonds		$900,418,726

Floating Rate Loans (g)(r) - 0.8%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$1,880,003	$1,546,302

Broadcasting - 0.2%
Local TV Finance LLC, Term Loan B, 2.25%, 2013	$1,158,840	$1,103,795
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	1,332,013	1,312,033

		$2,415,828
Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017	$1,315,949	$1,203,544

Gaming & Lodging - 0.2%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$1,891,899	$1,838,925

Printing & Publishing - 0.0%
Ascend Media LLC, Term Loan, 0%, 2012 (a)(d)	$458,333	$0

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2016	$560,397	$559,196
Dynegy Holdings, Inc., Term Loan B1, 9.25%, 2016	373,598	366,943

		$926,139
Total Floating Rate Loans		$7,930,738

Common Stocks - 0.3%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$411,230
Oxford Automotive, Inc. (a)	1,087	0

		$411,230
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (a)	598	$1,614,600

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$1,000,808
Golden Books Family Entertainment, Inc. (a)	206,408	0

		$1,000,808
Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	2,318	$96,197
Total Common Stocks		$3,122,835

10

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Convertible Preferred Stocks - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%			$70,590	$2,933,720

Insurance - 0.2%
MetLife, Inc., 5%			$37,610	$2,554,095
Total Convertible Preferred Stocks				$5,487,815

Preferred Stocks - 0.8%
Other Banks & Diversified Financials - 0.8%
Ally Financial, Inc., 7% (n)			1,439	$1,073,179
Ally Financial, Inc., “A”, 8.5%			256,331	4,972,821
GMAC Capital Trust I, 8.125%			90,100	1,888,496
Total Preferred Stocks				$7,934,496

	Strike Price	First Exercise
Warrants - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.10	7/14/10	670	$1,809,000

Money Market Funds (v) - 6.2%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			61,601,773	$61,601,773
Total Investments				$988,305,383

Other Assets, Less Liabilities - 1.0%				10,210,164
Net Assets - 100.0%				$998,515,547

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $223,076,760 representing 22.3% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$1,130,000	$1,175,200
Academy Ltd., 9.25%, 2019	8/29/11-10/14/11	1,403,995	1,472,325
American Media, Inc., 13.5%, 2018	12/28/10	301,868	261,755
Atlantic Power Corp., 9%, 2018	10/26/11	1,096,549	1,119,375
Beagle Acquisition Corp., 11%, 2019	10/14/11	655,000	681,200
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-8/25/11	1,137,421	23,559
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.72%, 2050	4/12/06-10/26/11	630,177	12,604
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.92%, 2050	4/12/06-10/26/11	1,960,417	39,208
Chesapeake Energy Corp., 6.625%, 2019	10/25/11	1,035,000	1,063,463
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	2,589,581	2,521,600
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	2,085,000	2,236,163

11

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	$2,320,762	$2,111,400
Examworks Group, Inc., 9%, 2019	7/14/11-7/15/11	1,415,290	1,342,688
Exopack Holding Corp., 10%, 2018	5/25/11	1,540,616	1,504,300
Falcon Franchise Loan LLC, FRN, 3.576%, 2025	1/29/03	434,985	388,207
FelCor Escrow Holdings LLC, 6.75%, 2019	10/14/11	736,819	751,838
Fortescue Metals Group Ltd., 6.875%, 2018	10/03/11-10/04/11	723,021	796,800
Fortescue Metals Group Ltd., 8.25%, 2019	10/25/11-10/27/11	1,876,056	1,878,600
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	2,252,291	2,169,102
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-5/10/11	2,669,255	2,034,454
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11-9/12/11	1,132,490	1,166,375
Hillman Group, Inc., 10.875%, 2018	3/11/11	1,678,760	1,587,488
LBI Media, Inc., 8.5%, 2017	7/18/07	1,433,854	949,750
Laredo Petroleum, Inc., 9.5%, 2019	10/12/11	1,974,484	2,072,300
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	4,199,979	3,967,494
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	488,761	452,200
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039	7/20/04	310,481	280,245
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	1,053,619	1,055,600
Sealed Air Corp., 8.125%, 2019	9/16/11	530,000	575,050
Sealed Air Corp., 8.375%, 2021	9/16/11	530,000	573,725
USI Holdings Corp., 9.75%, 2015	5/07/11-6/08/07	2,174,370	2,052,638
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	1,170,000	994,500
Total Restricted Securities			$39,311,206
% of Net assets			3.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/11

Forward Foreign Currency Exchange Contracts at 10/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	1,228,738	1/12/12	$1,709,132	$1,699,422	$9,710

Liability Derivatives
SELL	EUR	Barclays Bank PLC	3,643,057	1/12/12	$4,906,142	$5,038,579	$(132,437)
SELL	EUR	Credit Suisse Group	3,643,057	1/12/12	4,906,215	5,038,579	(132,364)

							$(264,801)

At October 31, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

13

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,760,362	$4,592,976	$1,000,808	$18,354,146
Non-U.S. Sovereign Debt	—	1,659,627	—	1,659,627
Corporate Bonds	—	757,054,591	—	757,054,591
Commercial Mortgage-Backed Securities	—	4,349,636	—	4,349,636
Asset-Backed Securities (including CDOs)	—	2,244,473	—	2,244,473
Foreign Bonds	—	135,110,399	—	135,110,399
Floating Rate Loans	—	7,930,738	—	7,930,738
Mutual Funds	61,601,773	—	—	61,601,773
Total Investments	$74,362,135	$912,942,440	$1,000,808	$988,305,383

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(255,091)	$—	$(255,091)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

	Equity Securities	Asset-Backed Securities (including CDOs)	Total
Balance as of 1/31/11	$—	$1,128,972	$1,128,972
Transfers into Level 3	1,000,808	—	1,000,808
Transfers out of Level 3	—	(1,128,972)	(1,128,972)
Balance as of 10/30/11	$1,000,808	$—	$1,000,808

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2011 is $0.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,005,751,276
Gross unrealized appreciation	$25,032,678
Gross unrealized depreciation	(42,478,571)
Net unrealized appreciation (depreciation)	$(17,445,893)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	23,534,416	257,781,767	(219,714,410)	61,601,773

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$40,761	$61,601,773

14

MFS® High Yield Opportunities Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 91.7%
Aerospace - 1.6%
Bombardier, Inc., 7.5%, 2018 (n)		$2,165,000	$2,359,841
Bombardier, Inc., 7.75%, 2020 (n)		865,000	951,490
CPI International, Inc., 8%, 2018		1,615,000	1,429,265
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		3,047,000	1,096,920
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,845,000	1,991,283
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)		$1,700,000	1,721,250

			$9,550,049
Airlines - 0.0%
Tam Capital 3, Inc., 8.375%, 2021 (n)		$237,000	$240,555

Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 8%, 2016		$535,000	$577,800
Hanesbrands, Inc., 6.375%, 2020		855,000	863,550
Phillips-Van Heusen Corp., 7.375%, 2020		1,500,000	1,627,500

			$3,068,850
Asset-Backed & Securitized - 1.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.711%, 2038 (z)		$1,136,457	$147,739
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045 (a)(d)(z)		280,972	28
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2018 (z)		3,830,049	1,828,102
Citigroup Commercial Mortgage Trust, FRN, 5.697%, 2017		2,500,000	951,905
Crest Ltd., CDO, 7%, 2040 (a)		1,102,489	55,124
Falcon Franchise Loan LLC, FRN, 3.576%, 2025 (i)(z)		681,165	49,248
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		1,220,265	1,140,948
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.739%, 2049		1,607,194	649,285
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.738%, 2049		2,453,353	840,752
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.058%, 2051		1,390,000	611,536
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.738%, 2049		6,734,569	1,697,017
LB Commercial Conduit Mortgage Trust, FRN, 0.887%, 2030 (i)		1,298,996	24,361
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039 (i)(z)		2,612,462	58,780
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		1,775,000	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		3,250,000	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		1,813,000	181
Wachovia Bank Commercial Mortgage Trust, FRN, 5.685%, 2047		1,607,503	321,501
Wachovia Bank Commercial Mortgage Trust, FRN, 5.745%, 2047		1,014,976	172,546

			$8,549,911
Automotive - 2.2%
Accuride Corp., 9.5%, 2018		$2,155,000	$2,106,513
Allison Transmission, Inc., 7.125%, 2019 (n)		1,435,000	1,391,950
Automotores Gildemeister S.A., 8.25%, 2021 (n)		116,000	118,320
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021 (n)		1,105,000	1,011,075
Ford Motor Co., 7.45%, 2031		1,655,000	1,969,450
Ford Motor Credit Co. LLC, 12%, 2015		2,380,000	2,987,193
General Motors Financial Co., Inc., 6.75%, 2018 (n)		1,160,000	1,170,617
Jaguar Land Rover PLC, 7.75%, 2018 (n)		335,000	331,650
Jaguar Land Rover PLC, 8.125%, 2021 (n)		1,745,000	1,718,825
Lear Corp., 8.125%, 2020		560,000	613,200

			$13,418,793
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017		$1,305,000	$1,396,350

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - 5.2%
Allbritton Communications Co., 8%, 2018	$1,320,000	$1,326,600
AMC Networks, Inc., 7.75%, 2021 (n)	1,027,000	1,114,295
Clear Channel Communications, Inc., 9%, 2021	2,624,000	2,335,360
EH Holding Corp., 7.625%, 2021 (n)	1,045,000	1,081,575
Gray Television, Inc., 10.5%, 2015	1,070,000	1,011,150
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,570,000	1,679,900
Intelsat Bermuda Ltd., 11.25%, 2017	2,120,000	2,104,100
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,815,000	1,894,406
Intelsat Jackson Holdings Ltd., 11.25%, 2016	1,330,000	1,403,150
LBI Media Holdings, Inc., 11%, 2013	2,110,000	1,877,900
LBI Media, Inc., 8.5%, 2017 (z)	1,420,000	930,100
Liberty Media Corp., 8.5%, 2029	1,440,000	1,396,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,170,072	2,948,167
Newport Television LLC, 13%, 2017 (n)(p)	1,355,266	1,221,998
Nexstar Broadcasting Group, Inc., 8.875%, 2017	685,000	695,275
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,475,000	1,607,750
Sinclair Broadcast Group, Inc., 8.375%, 2018	255,000	262,650
SIRIUS XM Radio, Inc., 13%, 2013 (n)	456,000	518,700
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	1,380,000	1,528,350
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	1,055,000	1,136,763
Univision Communications, Inc., 6.875%, 2019 (n)	475,000	463,125
Univision Communications, Inc., 7.875%, 2020 (n)	1,225,000	1,237,250
Univision Communications, Inc., 8.5%, 2021 (n)	1,760,000	1,584,000

		$31,359,364
Brokerage & Asset Managers - 0.7%
E*TRADE Financial Corp., 7.875%, 2015	$1,665,000	$1,692,056
E*TRADE Financial Corp., 12.5%, 2017	2,280,000	2,627,700

		$4,319,756
Building - 1.8%
Associated Materials LLC, 9.125%, 2017	$435,000	$395,850
Building Materials Holding Corp., 6.875%, 2018 (n)	1,020,000	1,060,800
Building Materials Holding Corp., 7%, 2020 (n)	335,000	355,100
Building Materials Holding Corp., 6.75%, 2021 (n)	740,000	767,750
CEMEX Espana S.A., 9.25%, 2020	3,090,000	2,448,825
CEMEX Finance LLC, 9.5%, 2016 (n)	601,000	525,154
CEMEX S.A.B. de C.V., 9%, 2018 (n)	609,000	508,515
CEMEX S.A.B. de C.V., FRN, 5.369%, 2015 (n)	236,000	174,640
Masonite International Corp., 8.25%, 2021 (n)	960,000	948,000
Nortek, Inc., 10%, 2018 (n)	815,000	798,700
Nortek, Inc., 8.5%, 2021 (n)	1,765,000	1,566,438
Owens Corning, 9%, 2019	625,000	739,271
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625%, 2017 (n)	685,000	695,275

		$10,984,318
Business Services - 1.4%
Ceridian Corp., 12.25%, 2015 (p)	$790,000	$671,500
iGate Corp., 9%, 2016 (n)	1,850,000	1,840,750
Interactive Data Corp., 10.25%, 2018	2,090,000	2,246,750
Iron Mountain, Inc., 8.375%, 2021	1,145,000	1,199,388
SunGard Data Systems, Inc., 10.25%, 2015	1,663,000	1,725,363
SunGard Data Systems, Inc., 7.375%, 2018	735,000	751,538

		$8,435,289
Cable TV - 3.7%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$405,000	$419,175
Cablevision Systems Corp., 8.625%, 2017	1,655,000	1,795,675

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Cablevision Systems Corp., 8%, 2020		$555,000	$585,525
CCH II LLC, 13.5%, 2016		2,445,000	2,817,863
CCO Holdings LLC, 7.875%, 2018		395,000	420,675
CCO Holdings LLC, 8.125%, 2020		2,565,000	2,776,613
Cequel Communications Holdings, 8.625%, 2017 (n)		1,670,000	1,745,150
EchoStar Corp., 7.125%, 2016		850,000	903,125
Insight Communications Co., Inc., 9.375%, 2018 (n)		1,465,000	1,662,775
Mediacom LLC, 9.125%, 2019		1,895,000	1,994,488
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	495,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,000,000	1,328,352
UPCB Finance III Ltd., 6.625%, 2020 (n)		$1,937,000	1,927,315
Videotron LTEE, 6.875%, 2014		507,000	510,803
Virgin Media Finance PLC, 9.5%, 2016		700,000	780,500
Virgin Media Finance PLC, 8.375%, 2019		935,000	1,040,188
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	700,000	987,962

			$22,191,184
Chemicals - 2.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,305,000	$1,409,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,825,000	1,802,188
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		415,000	362,088
Huntsman International LLC, 8.625%, 2021		2,335,000	2,399,213
Lyondell Chemical Co., 8%, 2017		661,000	743,625
Lyondell Chemical Co., 11%, 2018		2,852,369	3,176,826
Momentive Performance Materials, Inc., 12.5%, 2014		1,660,000	1,759,600
Momentive Performance Materials, Inc., 11.5%, 2016		2,369,000	1,989,960
Nalco Co., 8.25%, 2017		420,000	466,200
Polypore International, Inc., 7.5%, 2017		1,490,000	1,519,800
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		228,000	244,316
Solutia, Inc., 7.875%, 2020		1,290,000	1,380,300

			$17,253,516
Computer Software - 0.6%
Lawson Software, Inc., 11.5%, 2018 (n)		$1,675,000	$1,608,000
Syniverse Holdings, Inc., 9.125%, 2019		1,650,000	1,716,000

			$3,324,000
Computer Software - Systems - 0.9%
CDW LLC, 8.5%, 2019 (n)		$2,070,000	$2,007,900
CDW LLC/CDW Finance Corp., 12.535%, 2017		420,000	403,200
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		1,825,000	1,952,750
Eagle Parent, Inc., 8.625%, 2019 (n)		885,000	827,475

			$5,191,325
Conglomerates - 1.4%
Amsted Industries, Inc., 8.125%, 2018 (n)		$2,325,000	$2,452,875
Dynacast International LLC, 9.25%, 2019 (z)		1,230,000	1,131,600
Griffon Corp., 7.125%, 2018		2,105,000	2,005,013
Pinafore LLC, 9.25%, 2018 (n)		2,475,000	2,697,750

			$8,287,238
Construction - 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)		$122,000	$112,240

Consumer Products - 1.1%
Easton-Bell Sports, Inc., 9.75%, 2016		$1,055,000	$1,130,169
Elizabeth Arden, Inc., 7.375%, 2021		1,207,000	1,222,088
Jarden Corp., 7.5%, 2020		1,765,000	1,888,550

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - continued
Libbey Glass, Inc., 10%, 2015	$981,000	$1,044,765
Visant Corp., 10%, 2017	1,450,000	1,406,500

		$6,692,072
Consumer Services - 0.6%
Realogy Corp., 11.5%, 2017	$1,380,000	$1,117,800
Service Corp. International, 7%, 2017	1,620,000	1,741,500
Service Corp. International, 7%, 2019	750,000	787,500

		$3,646,800
Containers - 1.3%
Exopack Holding Corp., 10%, 2018 (z)	$1,215,000	$1,190,700
Greif, Inc., 6.75%, 2017	630,000	661,500
Greif, Inc., 7.75%, 2019	1,450,000	1,558,750
Packaging Dynamics Corp., 8.75%, 2016 (z)	575,000	583,625
Reynolds Group, 8.75%, 2016 (n)	730,000	767,413
Reynolds Group, 7.125%, 2019 (n)	1,660,000	1,693,200
Reynolds Group, 8.25%, 2021 (n)	975,000	894,563
Sealed Air Corp., 8.125%, 2019 (z)	285,000	309,225
Sealed Air Corp., 8.375%, 2021 (z)	285,000	308,513

		$7,967,489
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018 (n)	$1,337,000	$1,377,110
ManTech International Corp., 7.25%, 2018	825,000	858,000
MOOG, Inc., 7.25%, 2018	710,000	738,400

		$2,973,510
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,190,000	$1,053,150

Electronics - 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$3,380,000	$3,658,850
Freescale Semiconductor, Inc., 8.05%, 2020	705,000	675,038
NXP B.V., 9.75%, 2018 (n)	884,000	972,400
Sensata Technologies B.V., 6.5%, 2019 (n)	1,565,000	1,565,000

		$6,871,288
Emerging Market Quasi-Sovereign - 2.6%
Centrais Eletricas Brasileiras S.A., 5.75%, 2021 (z)	$2,433,000	$2,518,155
Development Bank of Kazakhstan, 5.5%, 2015 (n)	1,466,000	1,524,640
Ecopetrol S.A., 7.625%, 2019	547,000	652,571
Gaz Capital S.A., 9.25%, 2019	624,000	773,011
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	420,000	508,200
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	809,760
Majapahit Holding B.V., 7.75%, 2020 (n)	1,154,000	1,334,313
Novatek Finance Ltd., 6.604%, 2021 (n)	218,000	226,993
OJSC Russian Agricultural Bank, FRN, 6%, 2021 (n)	1,387,000	1,341,923
Petrobras International Finance Co., 6.75%, 2041	245,000	280,035
Petroleos de Venezuela S.A., 5.25%, 2017	3,298,000	2,032,393
Petroleos Mexicanos, 6.5%, 2041 (z)	133,000	142,643
Provence of Buenos Aires, 11.75%, 2015 (n)	1,491,000	1,379,175
SCF Capital Ltd., 5.375%, 2017 (n)	639,000	583,088
VEB Finance Ltd., 6.902%, 2020 (n)	1,206,000	1,302,480

		$15,409,380

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - 1.3%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$820,020
Government of Ukraine, 6.875%, 2015 (n)	240,000	226,800
Government of Ukraine, 6.25%, 2016	732,000	693,570
Republic of Argentina, 8.75%, 2017	1,394,000	1,306,875
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	2,094,000	780,015
Republic of Namibia, 5.5%, 2021 (z)	214,000	214,000
Republic of Philippines, 5.5%, 2026	343,000	374,728
Republic of Poland, 5%, 2022	221,000	218,238
Republic of Serbia, 7.25%, 2021 (n)	200,000	205,240
Republic of Uruguay, 8%, 2022	449,000	594,925
Republic of Venezuela, 7%, 2018	824,000	566,500
Republic of Venezuela, 9.25%, 2027	797,000	575,833
Republic of Venezuela, 7%, 2038	2,047,000	1,171,908

		$7,748,652
Energy - Independent - 7.8%
ATP Oil & Gas Corp., 11.875%, 2015	$1,840,000	$1,527,200
Berry Petroleum Co., 10.25%, 2014	880,000	996,600
Bill Barrett Corp., 9.875%, 2016	1,088,000	1,202,240
Bill Barrett Corp., 7.625%, 2019	430,000	454,725
Carrizo Oil & Gas, Inc., 8.625%, 2018	645,000	654,675
Chaparral Energy, Inc., 8.875%, 2017	2,330,000	2,399,900
Chesapeake Energy Corp., 6.875%, 2020	690,000	757,275
Concho Resources, Inc., 8.625%, 2017	925,000	1,008,250
Concho Resources, Inc., 6.5%, 2022	2,045,000	2,147,250
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	1,535,000	1,120,550
Continental Resources, Inc., 8.25%, 2019	1,455,000	1,607,775
Denbury Resources, Inc., 8.25%, 2020	1,850,000	2,044,250
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,260,000	2,406,900
EXCO Resources, Inc., 7.5%, 2018	2,075,000	2,054,250
Harvest Operations Corp., 6.875%, 2017 (n)	2,545,000	2,627,713
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (z)	550,000	591,250
Laredo Petroleum, Inc., 9.5%, 2019 (z)	1,080,000	1,144,800
LINN Energy LLC, 6.5%, 2019 (n)	735,000	738,675
LINN Energy LLC, 8.625%, 2020	425,000	468,563
LINN Energy LLC, 7.75%, 2021	1,188,000	1,268,190
Newfield Exploration Co., 6.625%, 2016	1,115,000	1,147,056
Newfield Exploration Co., 6.875%, 2020	580,000	622,050
Oasis Petroleum, Inc., 6.5%, 2021	430,000	432,150
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	2,524,000	2,498,760
OPTI Canada, Inc., 8.25%, 2014 (a)(d)	5,265,000	3,422,250
Pioneer Natural Resources Co., 6.875%, 2018	105,000	113,538
Pioneer Natural Resources Co., 7.5%, 2020	595,000	673,676
QEP Resources, Inc., 6.875%, 2021	2,225,000	2,403,000
Quicksilver Resources, Inc., 9.125%, 2019	2,400,000	2,556,000
Range Resources Corp., 8%, 2019	580,000	646,700
SandRidge Energy, Inc., 8%, 2018 (n)	4,045,000	4,045,000
Whiting Petroleum Corp., 6.5%, 2018	870,000	906,975

		$46,688,186
Energy - Integrated - 0.5%
CCL Finance Ltd., 9.5%, 2014	$459,000	$516,375
CCL Finance Ltd., 9.5%, 2014 (n)	1,049,000	1,180,125
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	975,000	1,082,250

		$2,778,750

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)		$1,280,000	$1,209,600

Entertainment - 0.8%
AMC Entertainment, Inc., 8.75%, 2019		$1,525,000	$1,612,688
AMC Entertainment, Inc., 9.75%, 2020		1,440,000	1,396,800
Cinemark USA, Inc., 8.625%, 2019		915,000	992,775
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		710,000	747,275

			$4,749,538
Financial Institutions - 4.1%
CIT Group, Inc., 7%, 2017		$8,960,000	$8,960,000
CIT Group, Inc., 6.625%, 2018 (n)		1,965,000	2,053,425
Credit Acceptance Corp., 9.125%, 2017		1,000,000	1,037,500
Credit Acceptance Corp., 9.125%, 2017 (z)		685,000	708,975
GMAC, Inc., 8%, 2031		275,000	274,313
International Lease Finance Corp., 8.75%, 2017		2,005,000	2,113,270
International Lease Finance Corp., 7.125%, 2018 (n)		1,465,000	1,512,613
International Lease Finance Corp., 8.25%, 2020		435,000	450,225
Nationstar Mortgage LLC, 10.875%, 2015		3,835,000	3,892,525
SLM Corp., 8.45%, 2018		720,000	763,200
SLM Corp., 8%, 2020		1,655,000	1,721,200
Springleaf Finance Corp., 6.9%, 2017		1,400,000	1,067,500

			$24,554,746
Food & Beverages - 1.3%
ARAMARK Corp., 8.5%, 2015		$1,070,000	$1,110,125
B&G Foods, Inc., 7.625%, 2018		930,000	985,800
Constellation Brands, Inc., 7.25%, 2016		675,000	738,281
Pinnacle Foods Finance LLC, 9.25%, 2015		2,555,000	2,644,425
Pinnacle Foods Finance LLC, 10.625%, 2017		580,000	600,300
Pinnacle Foods Finance LLC, 8.25%, 2017		430,000	436,450
Sigma Alimentos S.A., 5.625%, 2018 (n)		198,000	201,465
TreeHouse Foods, Inc., 7.75%, 2018		1,080,000	1,161,000

			$7,877,846
Forest & Paper Products - 1.4%
Boise, Inc., 8%, 2020		$1,250,000	$1,315,625
Cascades, Inc., 7.75%, 2017		655,000	641,900
Fibria Overseas Finance, 6.75%, 2021 (n)		231,000	228,690
Georgia-Pacific Corp., 8%, 2024		730,000	961,706
Graphic Packaging Holding Co., 7.875%, 2018		1,005,000	1,075,350
Millar Western Forest Products Ltd., 8.5%, 2021 (z)		310,000	235,600
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	900,000	1,282,690
Tembec Industries, Inc., 11.25%, 2018		$1,125,000	1,158,750
Votorantim Participacoes S.A., 6.75%, 2021 (n)		362,000	379,195
Xerium Technologies, Inc., 8.875%, 2018 (z)		1,105,000	939,250

			$8,218,756
Gaming & Lodging - 3.9%
American Casinos, Inc., 7.5%, 2021 (n)		$1,095,000	$1,122,375
Boyd Gaming Corp., 7.125%, 2016		2,075,000	1,857,125
FelCor Escrow Holdings LLC, 6.75%, 2019 (z)		425,000	392,063
Firekeepers Development Authority, 13.875%, 2015 (n)		2,355,000	2,684,700
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,510,000	4,388
GWR Operating Partnership LLP, 10.875%, 2017		1,230,000	1,309,950
Harrah’s Operating Co., Inc., 11.25%, 2017		3,015,000	3,226,050
Harrah’s Operating Co., Inc., 10%, 2018		679,000	488,880

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 10%, 2018		$1,446,000	$1,089,923
MGM Mirage, 7.5%, 2016		280,000	266,000
MGM Resorts International, 11.375%, 2018		3,010,000	3,273,375
MGM Resorts International, 9%, 2020		1,185,000	1,309,425
Penn National Gaming, Inc., 8.75%, 2019		2,120,000	2,289,600
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)		1,370,000	1,397,400
Wyndham Worldwide Corp., 7.375%, 2020		830,000	934,250
Wynn Las Vegas LLC, 7.75%, 2020		1,570,000	1,727,000

			$23,372,504
Industrial - 1.1%
Altra Holdings, Inc., 8.125%, 2016		$900,000	$938,250
Dematic S.A., 8.75%, 2016 (z)		1,410,000	1,388,850
Hillman Group, Inc., 10.875%, 2018		810,000	832,275
Hillman Group, Inc., 10.875%, 2018 (z)		505,000	518,888
Hyva Global B.V., 8.625%, 2016 (n)		1,109,000	998,100
Mueller Water Products, Inc., 7.375%, 2017		575,000	506,000
Mueller Water Products, Inc., 8.75%, 2020		1,251,000	1,332,315

			$6,514,678
Insurance - 0.9%
ING Capital Funding Trust III, FRN, 3.969%, 2049		$1,396,000	$1,182,725
ING Groep N.V., 5.775% to 2015, FRN to 2049		3,495,000	2,769,788
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		1,000,000	1,170,000

			$5,122,513
Insurance - Property & Casualty - 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		$2,700,000	$3,280,500
USI Holdings Corp., 9.75%, 2015 (z)		2,765,000	2,633,663
XL Group PLC, 6.5% to 2017, FRN to 2049		3,895,000	3,271,800

			$9,185,963
International Market Sovereign - 0.4%
Republic of Iceland, 4.875%, 2016 (n)		$1,712,000	$1,690,419
Republic of Italy, 5%, 2040	EUR	785,000	854,300

			$2,544,719
Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016		$670,000	$720,250
Case New Holland, Inc., 7.875%, 2017		2,955,000	3,331,763
Rental Service Corp., 9.5%, 2014		280,000	286,300
RSC Equipment Rental, Inc., 8.25%, 2021		1,865,000	1,892,975

			$6,231,288
Major Banks - 0.5%
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)		$825,000	$577,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		3,120,000	2,191,800

			$2,769,300
Medical & Health Technology & Services - 6.0%
Beagle Acquisition Corp., 11%, 2019 (z)		$365,000	$379,600
Biomet, Inc., 10%, 2017		1,000,000	1,080,000
Biomet, Inc., 10.375%, 2017 (p)		700,000	756,000
Biomet, Inc., 11.625%, 2017		1,900,000	2,071,000
CDRT Merger Sub, Inc., 8.125%, 2019 (n)		590,000	590,000
Davita, Inc., 6.375%, 2018		1,470,000	1,484,700
Davita, Inc., 6.625%, 2020		750,000	755,625
Examworks Group, Inc., 9%, 2019 (z)		945,000	909,563

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$1,265,000	$1,429,450
HCA, Inc., 9%, 2014	4,680,000	4,832,100
HCA, Inc., 8.5%, 2019	3,355,000	3,690,500
HCA, Inc., 7.5%, 2022	1,465,000	1,494,300
HealthSouth Corp., 8.125%, 2020	1,805,000	1,832,075
Surgical Care Affiliates, Inc., 10%, 2017 (n)	2,815,000	2,758,700
Teleflex, Inc., 6.875%, 2019	920,000	952,200
Tenet Healthcare Corp., 9.25%, 2015	925,000	987,438
United Surgical Partners International, Inc., 8.875%, 2017	765,000	781,256
United Surgical Partners International, Inc., 9.25%, 2017 (p)	995,000	1,019,875
Universal Health Services, Inc., 7%, 2018	415,000	430,563
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,955,000	2,013,650
Universal Hospital Services, Inc., FRN, 3.778%, 2015	590,000	545,750
Vanguard Health Systems, Inc., 0%, 2016	7,000	4,585
Vanguard Health Systems, Inc., 8%, 2018	1,470,000	1,503,075
VWR Funding, Inc., 10.25%, 2015 (p)	1,879,125	1,963,685
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	1,385,000	1,357,300

		$35,622,990
Metals & Mining - 2.1%
AK Steel Corp., 7.625%, 2020	$1,275,000	$1,192,125
Arch Coal, Inc., 7%, 2019 (n)	810,000	838,350
Arch Coal, Inc., 7.25%, 2020	680,000	705,500
Berau Capital Resources, 12.5%, 2015 (n)	1,224,000	1,346,400
Berau Capital Resources Ltd., 12.5%, 2015	166,000	182,600
Cloud Peak Energy, Inc., 8.25%, 2017	1,700,000	1,819,000
Cloud Peak Energy, Inc., 8.5%, 2019	1,410,000	1,508,700
Consol Energy, Inc., 8%, 2017	990,000	1,084,050
Consol Energy, Inc., 8.25%, 2020	660,000	722,700
Fortescue Metals Group Ltd., 6.875%, 2018 (z)	415,000	398,400
Fortescue Metals Group Ltd., 8.25%, 2019 (z)	990,000	999,900
Novelis, Inc., 8.375%, 2017	855,000	923,400
Novelis, Inc., 8.75%, 2020	435,000	474,150
Southern Copper Corp., 6.75%, 2040	326,000	341,681

		$12,536,956
Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$1,655,000	$1,737,750
Crosstex Energy, Inc., 8.875%, 2018	2,130,000	2,257,800
El Paso Corp., 7%, 2017	945,000	1,058,400
El Paso Corp., 7.75%, 2032	1,370,000	1,578,925
Energy Transfer Equity LP, 7.5%, 2020	1,825,000	1,971,000
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	870,000	900,450
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	544,000	560,320

		$10,064,645
Network & Telecom - 1.8%
CenturyLink, Inc., 7.6%, 2039	$458,000	$453,698
Cincinnati Bell, Inc., 8.25%, 2017	405,000	408,038
Cincinnati Bell, Inc., 8.75%, 2018	2,505,000	2,404,800
Citizens Communications Co., 9%, 2031	870,000	852,600
Frontier Communications Corp., 8.125%, 2018	2,070,000	2,209,725
Frontier Communications Corp., 8.5%, 2020	555,000	591,075
Qwest Communications International, Inc., 7.125%, 2018 (n)	1,320,000	1,349,700
Windstream Corp., 8.125%, 2018	305,000	326,350
Windstream Corp., 7.75%, 2020	1,555,000	1,624,975
Windstream Corp., 7.75%, 2021	730,000	761,025

		$10,981,986

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Oil Services - 1.4%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,005,000
Chesapeake Energy Corp., 6.625%, 2019 (z)		575,000	590,813
Edgen Murray Corp., 12.25%, 2015		1,600,000	1,512,000
Expro Finance Luxembourg, 8.5%, 2016 (n)		980,000	945,700
McJunkin Red Man Holding Corp., 9.5%, 2016		1,650,000	1,683,000
Pioneer Drilling Co., 9.875%, 2018		2,130,000	2,215,200
Unit Corp., 6.625%, 2021		335,000	328,300

			$8,280,013
Oils - 0.7%
LUKOIL International Finance B.V., 6.125%, 2020 (n)		$2,229,000	$2,262,435
Petroplus Holdings AG, 9.375%, 2019 (n)		2,160,000	1,706,400

			$3,968,835
Other Banks & Diversified Financials - 1.9%
Alfa Bank, 7.75%, 2021 (n)		$1,709,000	$1,650,894
Banco de Credito del Peru, 6.875%, 2026 (n)		68,000	68,425
Banco PanAmericano S.A., 8.5%, 2020 (n)		421,000	439,945
Bancolombia S.A., 5.95%, 2021		914,000	932,280
BBVA Bancomer S.A. Texas, 6.5%, 2021 (n)		975,000	970,125
Capital One Financial Corp., 10.25%, 2039		1,665,000	1,723,275
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		985,000	915,351
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		1,410,000	1,212,600
Santander UK PLC, 8.963% to 2030, FRN to 2049		3,469,000	3,295,550

			$11,208,445
Pharmaceuticals - 0.2%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	670,000	$945,621
Hypermarcas S.A., 6.5%, 2021 (n)		$198,000	192,060

			$1,137,681
Pollution Control - 0.2%
WCA Waste Corp., 7.5%, 2019 (n)		$1,420,000	$1,377,400

Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)		$322,000	$333,673

Printing & Publishing - 0.5%
American Media, Inc., 13.5%, 2018 (z)		$274,005	$241,124
Morris Publishing Group LLC, 10%, 2014		646,644	497,916
Nielsen Finance LLC, 11.5%, 2016		656,000	752,760
Nielsen Finance LLC, 7.75%, 2018		1,310,000	1,444,275

			$2,936,075
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$735,000	$764,400

Real Estate - 0.9%
CB Richard Ellis Group, Inc., 11.625%, 2017		$1,205,000	$1,394,788
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		715,000	643,500
Country Garden Holdings Co. Ltd., 11.125%, 2018 (n)		200,000	178,000
Entertainment Properties Trust, REIT, 7.75%, 2020		765,000	803,250
Kennedy Wilson, Inc., 8.75%, 2019 (n)		920,000	901,600
Longfor Properties Co. Ltd., 9.5%, 2016 (n)		247,000	237,120
MPT Operating Partnership, 6.875%, 2021 (n)		1,025,000	1,019,875

			$5,178,133

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.8%
Academy Ltd., 9.25%, 2019 (z)	$755,000	$758,775
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	1,320,000	1,306,800
J. Crew Group, Inc., 8.125%, 2019	1,050,000	1,008,000
Limited Brands, Inc., 6.9%, 2017	945,000	1,008,788
Limited Brands, Inc., 7%, 2020	875,000	931,875
Limited Brands, Inc., 6.95%, 2033	510,000	469,200
Neiman Marcus Group, Inc., 10.375%, 2015	2,890,000	3,005,600
QVC, Inc., 7.375%, 2020 (n)	985,000	1,073,650
Rite Aid Corp., 9.375%, 2015	1,235,000	1,160,900
Sally Beauty Holdings, Inc., 10.5%, 2016	1,590,000	1,675,463
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,459,000	1,541,069
Toys “R” Us, Inc., 10.75%, 2017	1,460,000	1,620,600
Yankee Aquisition Corp., 8.5%, 2015	345,000	351,900
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	695,000	639,400

		$16,552,020
Specialty Stores - 0.5%
Michaels Stores, Inc., 11.375%, 2016	$1,660,000	$1,730,567
Michaels Stores, Inc., 7.75%, 2018	1,175,000	1,192,625

		$2,923,192
Telecommunications - Wireless - 4.1%
Clearwire Corp., 12%, 2015 (n)	$3,710,000	$3,172,050
Cricket Communications, Inc., 7.75%, 2016	1,000,000	1,037,500
Cricket Communications, Inc., 7.75%, 2020	680,000	581,400
Crown Castle International Corp., 9%, 2015	855,000	931,950
Crown Castle International Corp., 7.125%, 2019	590,000	638,675
Digicel Group Ltd., 12%, 2014 (n)	362,000	409,060
Digicel Group Ltd., 8.25%, 2017 (n)	1,564,000	1,595,280
Digicel Group Ltd., 10.5%, 2018 (n)	2,185,000	2,250,550
MetroPCS Wireless, Inc., 7.875%, 2018	1,195,000	1,215,913
MetroPCS Wireless, Inc., 6.625%, 2020	330,000	310,200
Net Servicos de Comunicacao S.A., 7.5%, 2020	722,000	821,275
NII Holdings, Inc., 10%, 2016	1,200,000	1,350,000
NII Holdings, Inc., 8.875%, 2019	1,500,000	1,575,000
NII Holdings, Inc., 7.625%, 2021	495,000	509,850
Sprint Capital Corp., 6.875%, 2028	1,165,000	850,450
Sprint Nextel Corp., 6%, 2016	625,000	543,750
Sprint Nextel Corp., 8.375%, 2017	1,279,000	1,176,680
VimpelCom Ltd., 7.748%, 2021 (n)	211,000	202,560
VimpelCom Ltd., 7.504%, 2022 (n)	1,543,000	1,446,563
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	2,500,000	2,475,000
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,470,000	1,418,550

		$24,512,256
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$715,000	$743,600
Level 3 Financing, Inc., 9.375%, 2019	990,000	1,034,550

		$1,778,150
Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$721,000	$636,283

Transportation - Services - 2.5%
ACL I Corp., 11.375%, 2016 (n)(p)	$2,113,750	$1,612,483
AE Escrow Corp., 9.75%, 2020 (z)	625,000	650,000
Aguila American Resources Ltd., 7.875%, 2018 (n)	910,000	891,800

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
American Petroleum Tankers LLC, 10.25%, 2015	$1,165,000	$1,197,038
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	965,339	868,805
Commercial Barge Line Co., 12.5%, 2017	3,010,000	3,239,513
Hertz Corp., 7.5%, 2018	1,045,000	1,089,413
Hertz Corp., 7.375%, 2021	655,000	673,013
Navios Maritime Acquisition Corp., 8.625%, 2017	2,105,000	1,631,375
Navios Maritime Holdings, Inc., 8.875%, 2017	1,040,000	995,800
Swift Services Holdings, Inc., 10%, 2018	2,235,000	2,313,225

		$15,162,465
Utilities - Electric Power - 5.2%
AES Corp., 8%, 2017	$1,690,000	$1,854,775
Atlantic Power Corp., 9%, 2018 (z)	630,000	626,850
Calpine Corp., 8%, 2016 (n)	1,260,000	1,341,900
Calpine Corp., 7.875%, 2020 (n)	1,932,000	2,072,070
Covanta Holding Corp., 7.25%, 2020	1,080,000	1,120,649
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (z)	1,050,000	1,126,125
Dynegy Holdings, Inc., 7.5%, 2015	1,500,000	1,038,750
Dynegy Holdings, Inc., 7.75%, 2019	1,960,000	1,274,000
Edison Mission Energy, 7%, 2017	2,210,000	1,547,000
EDP Finance B.V., 6%, 2018 (n)	2,365,000	2,120,998
Enel Finance International S.A., 6%, 2039 (n)	518,000	476,648
Energy Future Holdings Corp., 10%, 2020	3,035,000	3,171,575
Energy Future Holdings Corp., 10%, 2020	3,240,000	3,402,000
GenOn Energy, Inc., 9.5%, 2018	180,000	189,900
GenOn Energy, Inc., 9.875%, 2020	3,070,000	3,238,850
NGC Corp. Capital Trust, 8.316%, 2027 (a)	1,975,000	395,000
NRG Energy, Inc., 7.375%, 2017	930,000	968,363
NRG Energy, Inc., 8.25%, 2020	3,705,000	3,834,675
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,760,000	1,513,600

		$31,313,728
Total Bonds		$549,132,792

Floating Rate Loans (g)(r) - 0.5%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan B, 10.5%, 2014	$885,175	$728,056

Broadcasting - 0.1%
Local TV Finance LLC, Term Loan B, 2.25%, 2013	$99,592	$94,861
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	648,497	638,770

		$733,631
Gaming & Lodging - 0.2%
MGM Mirage, Inc., Term Loan E, 7%, 2014	$1,037,342	$1,008,297

Utilities - Electric Power - 0.1%
Dynegy Holdings, Inc., Term Loan B, 9.25%, 2017	$290,707	$290,084
Dynegy Holdings, Inc., Term Loan B-1, 9.25%, 2017	193,805	190,353

		$480,437
Total Floating Rate Loans		$2,950,421

Common Stocks - 0.4%
Automotive - 0.0%
Accuride Corp. (a)	34,663	$219,070
Oxford Automotive, Inc. (a)	29	0

		$219,070

11

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (a)			291	$785,700

Containers - 0.1%
Owens-Illinois, Inc. (a)			12,400	$248,992

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)			490	$3,753

Printing & Publishing - 0.2%
American Media Operations, Inc. (a)			70,215	$921,923

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			2,422	$100,513
Total Common Stocks				$2,279,951

Convertible Preferred Stocks - 0.5%
Automotive - 0.3%
General Motors Co., 4.75%			38,950	$1,618,762

Insurance - 0.2%
MetLife, Inc., 5%			20,710	$1,406,416
Total Convertible Preferred Stocks				$3,025,178

Preferred Stocks - 0.7%
Other Banks & Diversified Financials - 0.7%
Ally Financial, Inc., 7% (n)			809	$603,337
Ally Financial, Inc., “A”, 8.5%			132,267	2,565,980
GMAC Capital Trust I, 8.125%			49,825	1,044,332
Total Preferred Stocks				$4,213,649
	Strike Price	First Exercise
Warrants - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	409	$1,104,300

Money Market Funds (v) - 5.1%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value			30,374,027	$30,374,027
Total Investments				$593,080,318

Other Assets, Less Liabilities - 0.9%				5,557,125
Net Assets - 100.0%				$598,637,443

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	The rate shown represents a current effective yield, not a coupon rate.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $160,366,168, representing 26.8% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

12

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AE Escrow Corp., 9.75%, 2020	9/21/11	$625,000	$650,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.032%, 2045	6/21/11-10/25/11	10,510	28
Academy Ltd., 9.25%, 2019	8/29/11-10/14/11	723,617	758,775
American Media, Inc., 13.5%, 2018	12/28/10	278,076	241,124
Arbor Realty Mortgage Securities, CDO, FRN, 2.711%, 2038	12/20/05	1,136,457	147,739
Atlantic Power Corp., 9%, 2018	10/26/11	614,067	626,850
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2018	6/19/08	2,841,687	1,828,102
Beagle Acquisition Corp., 11%, 2019	10/14/11	365,000	379,600
Centrais Eletricas Brasileiras S.A., 5.75%, 2021	10/20/11	2,433,000	2,518,155
Chesapeake Energy Corp., 6.625%, 2019	10/25/11	575,000	590,813
Credit Acceptance Corp., 9.125%, 2017	2/28/11	722,345	708,975
Dematic S.A., 8.75%, 2016	4/19/11-4/20/11	1,425,918	1,388,850
Dolphin Subsidiary ll, Inc., 7.25%, 2021	9/26/11	1,050,000	1,126,125
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	1,243,113	1,131,600
Examworks Group, Inc., 9%, 2019	7/14/11-7/15/11	955,310	909,563
Exopack Holding Corp., 10%, 2018	5/25/11	1,218,104	1,190,700
Falcon Franchise Loan LLC, FRN, 3.576%, 2025	1/29/03	55,183	49,248
FelCor Escrow Holdings LLC, 6.75%, 2019	10/14/11	384,231	392,063
Fortescue Metals Group Ltd., 6.875%, 2018	10/03/11-10/04/11	361,436	398,400
Fortescue Metals Group Ltd., 8.25%, 2019	10/25/11-10/27/11	998,400	999,900
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	1,184,613	1,140,948
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-7/11/11	2,577,352	1,991,283
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020	9/07/11-9/12/11	574,082	591,250
Hillman Group, Inc., 10.875%, 2018	3/11/11	548,721	518,888
LBI Media, Inc., 8.5%, 2017	7/18/07	1,404,188	930,100
Laredo Petroleum, Inc., 9.5%, 2019	10/12/11	1,090,763	1,144,800
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	3,120,189	2,948,167
Millar Western Forest Products Ltd., 8.5%, 2021	7/27/11-8/15/11	254,529	235,600
Morgan Stanley Capital I, Inc., FRN, 1.383%, 2039	7/20/04	65,122	58,780
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	582,381	583,625
Petroleos Mexicanos, 6.5%, 2041	10/12/11	135,833	142,643
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	533
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	325
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	181
Republic of Namibia, 5.5%, 2021	10/27/11	209,975	214,000
Sealed Air Corp., 8.125%, 2019	9/16/11	285,000	309,225
Sealed Air Corp., 8.375%, 2021	9/16/11	285,000	308,513
USI Holdings Corp., 9.75%, 2015	4/26/07-6/08/07	2,786,779	2,633,663
Xerium Technologies, Inc., 8.875%, 2018	5/20/11	1,105,000	939,250
Total Restricted Securities			$30,728,384
% of Net assets			5.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

13

Portfolio of Investments (unaudited) – continued

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 10/31/11

Forward Foreign Currency Exchange Contracts at 10/31/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	632,498	1/12/12	$879,783	$874,785	$4,998
Liability Derivatives
SELL	EUR	Barclays Bank PLC	2,542,545	1/12/12	$3,424,071	$3,516,501	$(92,430)
SELL	EUR	Credit Suisse Group	2,542,545	1/12/12	3,424,122	3,516,501	(92,379)

							$(184,809)

At October 31, 2011, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

14

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

15

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,107,305	$2,593,850	$921,923	$10,623,078
Non-U.S. Sovereign Debt	—	25,702,751	—	25,702,751
Corporate Bonds	—	418,088,170	—	418,088,170
Commercial Mortgage-Backed Securities	—	7,205,033	—	7,205,033
Asset-Backed Securities (including CDOs)	—	1,344,878	—	1,344,878
Foreign Bonds	—	96,791,960	—	96,791,960
Floating Rate Loans	—	2,950,421	—	2,950,421
Mutual Funds	30,374,027	—	—	30,374,027
Total Investments	$37,481,332	$554,677,063	$921,923	$593,080,318

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(179,811)	$—	$—

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/11	$0
Transfers into level 3	921,923
Balance as of 10/31/11	$921,923

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2011 is $921,923.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$623,639,885
Gross unrealized appreciation	$15,580,310
Gross unrealized depreciation	(46,139,877)
Net unrealized appreciation (depreciation)	$(30,559,567)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,564,492	183,575,736	(181,766,201)	30,374,027

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,018	$30,374,027

16

MFS® Municipal High Income Fund

QUARTERLY REPORT

October 31, 2011

PORTFOLIO OF INVESTMENTS

10/31/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.1%
Airport Revenue - 0.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$5,645,000	$6,077,541
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,424,485
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,558,235
Port Authority NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	2,908,464
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	6,665,297

		$19,634,022
General Obligations - General Purpose - 2.9%
Chicago, IL, Metropolitan Water Reclamation District-Greater Chicago, “C”, 5%, 2030	$6,960,000	$7,610,969
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.75%, 2041	9,035,000	9,304,153
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,535,250
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	3,935,280
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,406,582
State of California, 5.25%, 2028	3,545,000	3,767,236
State of California, 5.25%, 2030	2,000,000	2,101,720
State of California (Veterans), 5.05%, 2036	2,000,000	1,961,720
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,721,684

		$59,344,594
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$1,115,000	$1,154,360
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,565,000	1,316,948

		$2,471,308
General Obligations - Schools - 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$709,773
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	671,594
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	4,185,000	1,256,630
Chicago, IL, Board of Education, “A”, 5%, 2041	900,000	896,490
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	1,545,794
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,284,428
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	837,984
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,965,000	759,930
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,446,594
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,148,446
Leander, TX, Independent School District, Capital Appreciation, PSF, 0%, 2030	6,480,000	2,214,410
Los Angeles, CA, Unified School District, “D”, 5%, 2034	560,000	584,209
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	210,270
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	1,723,308
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,549,900
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	831,209
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,393,012
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,439,188
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,417,662
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,280,512
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,223,377
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	520,443

		$24,945,163
Healthcare Revenue - Hospitals - 20.9%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,709,620
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	3,465,000	2,918,500
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	5,785,000	4,746,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	$2,600,000	$2,462,148
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,425,725
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,407,766
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,259,232
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,213,072
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,879,360
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,520,000	3,693,654
Chautauqua County, NY, Capital Resource Corp., Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,079,287
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	275,000	252,197
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	2,000,000	1,560,640
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	2,200,000	2,226,664
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,150,000	1,118,249
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,890,000	3,681,457
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	928,630
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,254,463
Erie County, PA, Hospital Authority Rev. (St. Vincent’s Health), “A”, 7%, 2027	3,525,000	3,607,133
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,045,761
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	1,080,000	1,143,364
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,666,840
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	1,810,000	1,860,807
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	4,725,000	3,751,319
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	750,000	698,243
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	865,000	777,687
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	2,879,760
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,925,000	2,482,477
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,590,000	1,612,928
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,400,000	2,713,872
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,829,410
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	1,885,000	1,571,317
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,877,897
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,319,272
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,846,500
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,085,280
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,359,604
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,711,674
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,561,575
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,665,684
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	3,729,200
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,510,000	2,471,045
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	2,940,000	2,971,046
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	2,165,000	2,180,761
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2012 (c)	3,750,000	3,943,275
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,939,040
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,037,690
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,501,950
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,218,080
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	1,998,460
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,758,973
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	3,905,000	3,842,559
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	881,251
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	737,420

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	$5,030,000	$5,247,145
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,049,036
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2012 (c)	7,100,000	7,372,001
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	993,721
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,888,741
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,805,971
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	5,111,095
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	7,975,000	7,815,101
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,457,893
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	410,000	376,200
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	5,400,000	4,733,478
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	4,345,000	4,816,867
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,313,663
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	1,878,960
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	4,000,000	3,578,680
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	4,600,000	4,552,574
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038 (a)(d)	1,605,247	710,322
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	6,065,000	5,037,832
Mecosta County, MI, General Hospital Rev., 6%, 2018	990,000	990,238
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,340,000	1,399,844
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,490,000	2,534,123
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	3,505,000	3,544,046
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	7,415,590
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	789,656
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,504,333
Michigan Hospital Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,825,000	3,824,847
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,070,272
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,067,556
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,567,646
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	4,981,044
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	860,000	878,034
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	1,320,000	1,382,819
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	180,000	181,406
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	355,000	360,116
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	504,135
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.625%, 2031	1,115,000	1,080,970
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	7,994,080
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	400,000	384,812
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,317,436
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,570,000	1,739,403
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,070,365
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,226,003
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	732,807
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	5,442,216
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,112,226
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,053,597
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	5,390,000	5,704,399
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	4,080,000	4,132,958
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,204,236
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,715,000	2,717,416
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	4,000,000	4,186,720
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,143,132
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,205,448
Salida, CO, Hospital District Rev., 5.25%, 2036	6,030,000	5,342,339

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	$5,000,000	$5,105,750
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,390,482
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,188,355
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	450,000	470,916
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	750,000	784,860
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	745,000	779,628
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	750,000	786,413
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	1,250,000	1,310,688
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2016 (c)	1,255,000	1,313,332
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	812,673
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,698,933
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,196,886
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	942,228
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,167,301
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,732,064
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	1,805,000	1,805,217
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	1,330,000	1,281,415
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	2,580,000	2,222,180
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,183,100
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	1,300,000	1,074,021
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,208,185
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	6,330,000	5,929,628
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	58,225
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	630,275
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,148,596
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,545,868
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	642,684
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	1,900,000	1,919,741
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,745,000	2,465,092
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.25%, 2012 (c)	2,000,000	2,102,120
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	2,595,000	2,730,459
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,614,604
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	3,814,092
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,328,457
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,133,210
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	972,410
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	3,760,000	3,523,722
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	4,000,000	4,135,600
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	717,857
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2012 (c)	1,295,000	1,307,393
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	3,205,000	3,209,134
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	1,580,000	1,562,035
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,245,933
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,326,680
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.625%, 2029	1,090,000	1,092,562
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	1,892,100
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	1,405,000	1,476,557
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	6,570,000	6,118,181
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	3,794,304
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “A”, 6.15%, 2015	1,200,000	1,190,652
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	250,000	243,020

		$431,947,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 10.7%
ABAG, Finance Authority for Non-Profit Corps., CA, (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$3,986,040
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 6.5%, 2020	1,000,000	929,010
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	5,155,000	4,458,766
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,599,358
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	4,710,000	4,037,789
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,301,718
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,439,081
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	559,476
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	649,416
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	2,988,463
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,515,962
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	560,000	601,138
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	120,000	127,049
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	477,510
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	885,000	802,801
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,269,613
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,470,118
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,500,000	1,502,655
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6%, 2030	700,000	709,226
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),”A”, 6.25%, 2040	1,150,000	1,173,805
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	1,965,000	2,135,955
Cumberland County, PA, Municipal Authority Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	760,000	826,120
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	991,882
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,316,333
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	6,750,772
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	927,272
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	440,720
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,195,128
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	327,951
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	505,446
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	1,020,000	918,826
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,510,000	3,643,178
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	471,316
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,357,861
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	1,600,000	1,691,152
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.625%, 2026	1,500,000	1,279,350
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,740,000	1,541,884
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,181,294
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 7.75%, 2030	2,000,000	2,009,800
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2040	3,000,000	3,051,660
Illinois Finance Authority Rev. (Admiral At The Lake Project), “A”, 8%, 2046	1,000,000	1,011,010
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,026,662
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,599,424
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,366,736
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	2,200,000	1,731,774
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,091,670
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	1,510,000	1,242,292
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,459,878
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)	1,057,000	317,100
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	2,378
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,380,596
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,122,047
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	1,855,000	1,809,831
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	2,180,000	1,418,395
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	2,710,000	1,619,279

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	$750,000	$630,653
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,034,314
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	1,250,000	1,255,913
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,060,311
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,018,413
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,568,886
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	1,865,929
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	1,250,000	1,306,938
Loves Park, IL (Hoosier Care), 7.125%, 2034	1,760,000	1,615,486
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,448,004
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,344,571
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	689,818
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	163,588
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	37,844
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	2,849
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	680,000	699,101
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	1,010,000	1,036,765
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025	5,740,000	5,098,555
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,247,091
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,215,400
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,705,000	3,340,539
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,636,862
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,270,419
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), 6.7%, 2043	2,610,000	2,350,697
Nassau County, NY, Industrial Development Agency Continuing Care (Amsterdam at Harborside), “A”, 6.5%, 2027	3,250,000	3,038,913
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	452,224
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,461,393
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,309,078
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	732,154
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,480,000	3,151,384
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	1,790,000	1,486,201
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	319,421
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,259,616
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	2,055,000	1,752,216
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	2,470,000	2,345,586
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.5%, 2028	470,000	408,284
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	550,000	450,511
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027 (a)	1,840,000	930,690
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042 (a)	1,690,000	838,358
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,226,383
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	1,924,748
St. John’s County, FL, Industrial Development Authority Rev. (Glenmoor Project), “A”, 5.25%, 2026	1,000,000	820,810
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	7,776,720
Sterling, IL (Hoosier Care), 7.125%, 2034	1,235,000	1,132,384
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,271,865
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	520,000	526,391
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 5.125%, 2037	3,220,000	2,797,536
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	3,515,000	3,540,097
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	6,750,000	6,916,388
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,185,501
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,719,595
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,298,880
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,374,995
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,620,855
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,831,731
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,061,986
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,230,813

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	$3,680,000	$3,689,789
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	515,036
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,067,996

		$221,767,440
Healthcare Revenue - Other - 0.2%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,347,719

Human Services - 0.8%
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027 (a)	$3,790,000	$2,463,500
Alaska Industrial Development & Export Authority, Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036 (a)	1,175,000	763,750
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	1,535,000	1,428,241
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,181,672
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	3,415,000	3,098,600
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	55,000	55,221
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,806,994
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled Program), 6.1%, 2012	205,000	205,756
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	1,925,000	1,930,294
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	2,185,000	2,145,124
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	198,000	199,162
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019	880,000	608,854

		$16,887,168
Industrial Revenue - Airlines - 4.2%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,684,814
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,409,495
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	11,311,700
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,082,168
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7.375%, 2022	1,100,000	1,104,785
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 2029	14,265,000	14,075,276
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	1,830,000	1,831,153
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024	7,015,000	6,514,199
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019	6,000,000	5,879,340
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.4%, 2023	7,000,000	6,834,800
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	6,660,000	6,244,549
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	5,940,000	5,597,084
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	13,310,000	12,404,121
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	5,545,000	5,164,668

		$86,138,152
Industrial Revenue - Chemicals - 1.7%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$8,244,218
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,526,639
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	968,940
Giles County, VA, Industrial Development Authority, Solid Waste Disposal Facilities Rev. (Hoechst Celanese Corp.), 6.625%, 2022	3,060,000	3,059,663
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,020,704
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,135,822
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,168,480
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,433,775
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	430,585
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,255,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Chemicals - continued
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$130,000	$119,492

		$34,364,201
Industrial Revenue - Environmental Services - 0.3%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,464,342
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	540,000	589,556
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,270,660
Ohio Water Development Authority, Solid Waste Rev. (Allied Waste N.A. Inc.), “A”, 5.15%, 2015	1,500,000	1,537,635

		$6,862,193
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (a)(d)	$10,455,000	$1,046
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (a)(d)	3,890,000	389

		$1,435
Industrial Revenue - Other - 2.2%
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	$1,560,000	$1,370,741
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	2,500,000	2,117,775
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings), 9%, 2038 (a)(d)	100,980	1,009
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036 (a)(d)	746,831	7,461
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,500,000	1,511,505
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	355,000	304,121
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017	3,900,000	3,915,327
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	11,000,000	11,210,650
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,387,331
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	2,300,000	2,297,378
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	4,294,839
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	4,205,000	4,386,614
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	1,850,000	1,929,902
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	535,878
Pennsylvania Economic Development Financing Authority, (Amtrak Passenger Corp.), “A”, 6.375%, 2041	1,600,000	1,596,800
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak Passenger Corp.), “A”, 6.25%, 2031	1,625,000	1,624,984
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	2,000,000	2,003,740
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	866,700
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	3,130,000	3,152,348

		$44,515,103
Industrial Revenue - Paper - 2.2%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$1,200,000	$1,229,076
Brunswick & Glynn County, GA, Development Authority Rev. (Georgia-Pacific LLC), 5.55%, 2026	2,325,000	2,322,536
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	4,010,000	4,022,070
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,351,938
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,672,886
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	3,100,000	3,183,607
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,100,000	1,128,611
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	5,560,000	5,583,241
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia-Pacific Corp.), 6.5%, 2031	2,215,000	2,223,550
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,692,514
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	4,000,000	3,961,320
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	4,791,147
Sabine River, LA, Water Facilities Authority Rev., (International Paper Co.), 6.2%, 2025	2,250,000	2,280,938
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,109,573
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	800,000	16,800
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,830,000	143,430

		$44,713,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,729,088
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,352,338
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	3,730,969
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	2,723,740
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,065,659
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	977,280
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	4,180,000	676,742
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (a)(d)	1,157,197	12
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	4,150,000	4,216,151
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,683,802
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,253,694
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligations, “A”, 5.25%, 2016 (n)	300,000	282,624
St. Louis, MO, Land Clearence Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,450,000	4,423,879

		$31,115,978
Miscellaneous Revenue - Other - 2.1%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$847,586
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	802,676
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,372,782
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	1,335,000	1,123,483
Capital Trust Agency, FL, Fort Lauderdale Project (Cargo Acquisition Co. Obligated Group), 5.75%, 2032	1,000,000	794,110
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	660,000	703,646
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	2,940,000	3,101,347
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,189,943
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	1,140,000	995,596
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	470,000	401,051
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	3,965,000	3,968,608
Houston, TX, Industrial Development Corp. Rev. (Aero Syracuse LLC), 6.375%, 2023	2,040,000	1,841,161
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	348,969
New Jersey Economic Development Authority Rev. (Kapkowski Project), “B”, 6.5%, 2018	3,125,000	3,254,094
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,142,271
New York City, NY, Trust for Cultural Resources Rev. (Whitney Museum of American Art), 5%, 2031	5,000,000	5,185,700
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	4,932,978
Onondaga County, NY, Industrial Development Authority Rev. (Air Cargo), 6.125%, 2032	100,000	84,081
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,485,837
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	800,000	801,680
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	449,319
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	515,000	441,999
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	405,000	348,482
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,070,329

		$43,687,728
Multi-Family Housing Revenue - 0.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$610,146
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	967,225
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,348,389
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,850,000	2,139,099
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,281,960
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050 (z)	2,000,000	1,021,060
MuniMae TE Bond Subsidiary LLC, FRN, 7.5%, 2049 (n)	5,151,996	4,895,324
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	1,380,000	1,348,853

		$13,612,056
Parking - 0.1%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$2,335,000	$2,461,487

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.1%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$888,275
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,731,022

		$2,619,297
Sales & Excise Tax Revenue - 4.5%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	$2,875,000	$3,000,666
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	8,603,851
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	120,000	115,163
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	10,090,000	12,026,170
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2025	20,000,000	23,713,800
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	19,563,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,221,436
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,860,000	1,915,372
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,686,208
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	3,953,983
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	665,601
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	3,000,000	3,041,760
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2032	4,390,000	3,825,183
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,905,626
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,510,179
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	6,825,000	2,984,641
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	6,030,000	3,629,879

		$93,363,318
Single Family Housing - Local - 0.2%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$300,000	$198,570
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	50,000	41,103
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	470,000	476,599
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	200,000	208,052
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	100,000	104,340
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	365,000	369,814
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	390,000	404,219
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	435,000	458,333
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	725,000	734,969
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	250,000	253,510

		$3,249,509
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	$12,730,000	$11,963,145
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	1,942,960
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	155,000	155,901
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	220,000	229,163
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	300,000	315,144
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	270,000	284,089
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	55,000	57,411
Colorado Housing & Finance Authority Rev., “C-3”, 7.15%, 2030	15,000	15,407
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	625,000	647,156
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,090,000	1,151,095
Mississippi Home Corp., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	950,000	1,006,972
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	125,000	131,345
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,595,000	1,699,058
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	5,000	5,022
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	5,000	5,029
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	710,000	749,938
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	13,205,000	13,052,086
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	2,135,000	2,160,407

		$35,571,328

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$681,213

State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$900,000	$889,749
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	3,600,000	3,431,160

		$4,320,909
State & Local Agencies - 1.4%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,328,649
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,548,290
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,519,201
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.35%, 2018	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.352%, 2018 (p)	150,000	180,261
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	250,000	250,108
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	1,964,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,540,000	7,157,420
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	5,559,300
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,184,964
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,088,636
Harris County, TX, 5.8%, 2014	478,611	480,697
Harris County, TX, 5.625%, 2020	1,635,198	1,566,961
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,111,262

		$28,990,139
Student Loan Revenue - 0.3%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$2,700,000	$2,671,380
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,365,000	3,482,270
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	274,235

		$6,427,885
Tax - Other - 1.0%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	$3,340,000	$3,306,934
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,230,000	3,417,728
New York Dormitory Authority, State Personal Income Tax Rev.,”C”, 5%, 2034	9,000,000	9,653,310
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,357,486

		$20,735,458
Tax Assessment - 3.6%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$2,987,190
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,314,905
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,656,196
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	107,950
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	330,000	285,780
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	1,745,000	1,194,470
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	585,000	457,382
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,411,413
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,403,299
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,620,644
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,645,000	2,210,083
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	685,262
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	450,000	433,674
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,635,000	1,263,772
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	743,658
Fishhawk Community Development District, FL, 7.04%, 2014	140,000	138,487
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,965,000	1,682,295

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	$640,000	$288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,144,800
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,595,000	1,323,531
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	1,575,000	1,276,207
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	964,911
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,300,000	2,940,564
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,805,000	1,550,459
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	680,000	626,695
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,381,702
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012 (a)(d)	1,360,000	408,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	871,081
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	680,000	642,076
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,675,000	1,536,963
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,228,575
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,775,000	3,164,507
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	869,000	815,791
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,047,347
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	671,370
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2013 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	755,000	667,941
Parker Road Community Development District, FL, “A”, 5.6%, 2038	1,205,000	686,850
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	2,355,000	2,041,196
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)(d)	2,625,000	958,125
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	755,000	680,980
Rolling Hills Community Development District, FL, “B”, 5.125%, 2013	445,000	312,159
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (a)(d)	3,215,000	960,481
Six Mile Creek Community Development District, FL, Capital Improvement Rev., 5.875%, 2038	5,000,000	1,600,000
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	565,000	412,450
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,695,000	2,236,473
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,740,000	1,477,086
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017	1,985,000	873,400
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	1,450,000	638,000
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	3,825,000	2,474,966
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,540,000	2,221,382
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	2,035,000	1,241,411
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,985,000	1,570,770
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	355,500
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	605,000	526,102
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,475,000	781,204
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	1,410,000	1,296,439

		$74,289,954
Tobacco - 6.2%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012 (c)	$4,345,000	$4,490,471
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	495,000	512,285
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	25,260,000	19,431,508
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	7,985,000	6,019,492
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,248,172
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,000,000	3,888,450
Buckeye, OH, Tobacco Settlement Financing Authority, Capital Appreciation, “A-3”, 0% to 2012, 6.25% to 2037	11,535,000	8,088,111
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,560,000	3,261,601
District of Columbia, Tobacco Settlement, 6.25%, 2024	2,590,000	2,594,351
District of Columbia, Tobacco Settlement, 6.75%, 2040	885,000	870,672
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,240,050
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	5,015,000	3,619,526
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	3,000,000	3,338,670

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	$525,000	$370,130
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	14,925,563
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	11,775,000	1,062,576
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,456,487
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	3,705,000	3,687,883
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	6,940,000	6,946,107
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	3,504,650
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	1,640,000	1,691,840
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	45,000	49,629
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	23,051,755
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2036	7,265,000	718,291
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), Capital Appreciation, “A”, 0%, 2041	5,640,000	323,623
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	875,000	891,179
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,995,997

		$128,279,069
Toll Roads - 1.0%
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	$755,000	$739,462
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	4,349,202
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,593,959
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	8,798,725
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,382,822

		$19,864,170
Transportation - Services - 0.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,435,000	$1,505,946
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	540,000	561,406

		$2,067,352
Transportation - Special Tax - 0.4%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,319,818
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	6,000,000	6,093,420

		$8,413,238
Universities - Colleges - 9.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	$1,305,000	$1,346,930
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,059,385
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,923,951
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,352,851
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,258,550
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,970,000	1,763,780
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,105,599
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,006,614
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	926,406
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,316,678
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	1,580,000	1,392,865
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,645,954
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,150,100
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	510,000	533,705
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 2034	250,000	259,013
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,542,200
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,493,976
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,090,090
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	530,675
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,406,977
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	9,150,000	9,587,187
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,369,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	$3,080,000	$2,261,367
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,845,000	6,077,222
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	1,330,000	1,324,387
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,548,398
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,039,399
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	732,616
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	417,986
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,359,750
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,414,733
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,588,034
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,473,208
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	4,315,000	4,333,986
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	10,000,000	10,820,100
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,820,100
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	22,004,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,701,829
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	4,941,988
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	5,995,000	6,108,246
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,880,302
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,260,679
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,580,000	2,515,036
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,330,000	1,336,783
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University), “JJ2”, 6.25%, 2041	1,545,000	1,550,686
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	5,249,570
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,935,581
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	967,446
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,387,806
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,594,384
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,483,408
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,772,930
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	713,955
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,437,282

		$204,115,808
Universities - Dormitories - 1.4%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$5,862,653
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,088,692
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,137,474
Illinois Educational Facilities Authority, Educational Advancement Fund (University Center), 6.625%, 2012 (c)	1,500,000	1,562,595
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	1,969,369
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,003,673
Pennsylvania Higher Education Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,775,000	2,405,120
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	748,969
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,051,302
Pennsylvania Higher Education Facilities Authority Rev. (Shippensburg University), 6.25%, 2043	5,500,000	5,659,170

		$29,489,017
Universities - Secondary Schools - 3.3%
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.375%, 2045	$6,000,000	$6,014,700
California Statewide Communities Development Authority Rev. (Aspire Public Schools), 6.125%, 2046	5,655,000	5,492,362
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,690,000	2,726,261
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,714,071
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2030	2,575,000	2,460,155
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 6%, 2040	5,490,000	4,962,795
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), ”A”, 7.625%, 2041	4,125,000	4,196,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	$2,000,000	$2,017,060
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,740,758
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	4,551,411
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	1,820,000	1,557,265
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,485,635
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	394,000
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	184,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	452,102
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	550,000	550,226
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031	2,450,000	2,422,830
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	468,832
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	480,852
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,045,482
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), ”A”, 7.375%, 2041	2,500,000	2,604,300
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	629,578
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,259,030
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	3,803,295
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,129,387
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	1,815,000	1,439,749
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	1,921,595
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	4,833,298

		$68,537,103
Utilities - Cogeneration - 0.2%
Alaska Industrial Development & Export Authority, 5.7%, 2012	$185,000	$185,557
Alaska Industrial Development & Export Authority, 5.875%, 2032	1,495,000	1,353,394
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,850,000	1,838,845

		$3,377,796
Utilities - Investor Owned - 3.6%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), ”A”, 5.85%, 2028	$5,625,000	$5,627,756
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	3,015,000	629,080
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,374,035
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,940,000	2,131,808
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,160,000	10,829,776
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	5,985,000	6,385,337
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), ”A”, FGIC, 4.8%, 2025	1,000,000	946,630
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	1,978,451
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), ”A”, 5%, 2035	4,700,000	4,926,916
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	750,815
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,329,275
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	4,025,000	4,025,081
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	2,800,000	2,819,292
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,229,970
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,753,284
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,710,063
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,844,237
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	8,062,933
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,548,320
Pima County, AZ, Industrial Development Authority, Industrial Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,491,811
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013	545,000	547,066

		$74,941,936
Utilities - Municipal Owned - 0.6%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$3,061,980
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,063,623

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2028	$5,240,000	$5,393,899
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	2,280,740

		$11,800,242
Utilities - Other - 2.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,353,976
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,787,790
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	2,245,000	2,184,744
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	4,865,000	5,105,185
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,060,000	7,689,328
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,016,400
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,139,468
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	9,565,000	8,637,195
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	12,115,516
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,097,969
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,225,000	2,200,303

		$57,327,874
Water & Sewer Utility Revenue - 1.9%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,395,893
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	4,410,000	4,586,003
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,215,000	1,257,282
East Bay, CA, Municipal Utility District, Water System Rev.,”A”, 5%, 2028	5,000,000	5,582,900
Houston, TX, Utility System Rev., “D”, 5%, 2036	4,045,000	4,335,067
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	8,660,000	7,998,549
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,357,752
Massachusetts Water Resources Authority, “B”, 5%, 2041	2,875,000	3,112,188
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	1,685,000	1,946,377

		$38,572,011
Total Municipal Bonds		$2,004,851,271

Money Market Funds (v) - 4.9%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	100,989,993	$100,989,993
Total Investments		$2,105,841,264

Other Assets, Less Liabilities - (2.0)%		(41,469,150)
Net Assets - 100.0%		$2,064,372,114

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $24,100,939 representing 1.2% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,281,960
MuniMae TE Bond Subsidiary LLC, 5.9%, 2050	11/02/05	2,000,000	1,021,060
Total Restricted Securities			$2,303,020
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

Derivatives Contracts at 10/31/11

Futures Contracts Outstanding at 10/31/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	144	$18,585,000	December - 2011	$(2,753)

At October 31, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

(unaudited)

(1)	Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of October 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,004,140,949	$710,322	$2,004,851,271
Mutual Funds	100,989,993	—	—	100,989,993
Total Investments	$100,989,993	$2,004,140,949	$710,322	$2,105,841,264

Other Financial Instruments
Futures	$(2,753)	$—	$—	$(2,753)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Municipal Bonds
Balance as of 1/31/11	$—
Transfers into level 3	710,322
Balance as of 10/31/11	$710,322

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at October 31, 2011 is $0.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,070,113,499
Gross unrealized appreciation	$79,460,639
Gross unrealized depreciation	(105,411,712)
Net unrealized appreciation (depreciation)	$(25,951,073)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,011,259	413,760,935	(334,782,201)	100,989,993

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$57,704	$100,989,993

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2011

*	Print name and title of each signing officer under his or her signature.